UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08104

Touchstone Funds Group Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Arbitrage Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 73.6%

Consumer Discretionary — 20.2%
Apollo Education Group, Inc.*††	265,720	$2,630,628
Cabela's, Inc.*††	86,740	5,078,627
Cnova NV*	238,095	1,304,761
CST Brands, Inc.††	109,780	5,285,907
Harman International Industries, Inc.††	49,187	5,467,627
Lennar Corp., Class B	7,614	262,683
LifeLock, Inc.*	212,250	5,077,020
Lions Gate Entertainment Corp., Class B (Canada)*	41,927	1,028,889
Media General, Inc.*	180,000	3,389,400
Twenty-First Century Fox, Inc., Class B	35,800	975,550
WCI Communities, Inc.*††	214,982	5,041,328
		35,542,420

Financials — 19.5%
American Capital Ltd.*	281,841	5,050,591
BlackRock Floating Rate Income Strategies Fund, Inc.	8,251	118,897
Boulevard Acquisition Corp. II*	35,432	359,635
Capitol Acquisition Corp. III*	2,078	21,403
Cardinal Financial Corp.	170,870	5,602,827
Cascade Bancorp*	65,107	528,669
CF Corp.	15,210	159,249
Delta Lloyd NV (Netherlands)	800,000	4,477,569
Endurance Specialty Holdings Ltd. (Bermuda)	60,125	5,555,550
GTY Technology Holdings, Inc.*	15,224	159,852
Invesco Senior Income Trust	61,004	283,059
NorthStar Asset Management Group, Inc.	418,720	6,247,302
PrivateBancorp, Inc.††	104,650	5,670,983
		34,235,586

Health Care — 9.8%
Alere, Inc.*	96,585	3,763,917
St Jude Medical, Inc.††	83,780	6,718,318
Team Health Holdings, Inc.*	61,100	2,654,795
Universal American Corp. NY*††	408,980	4,069,351
		17,206,381

Consumer Staples — 7.3%
Reynolds American, Inc.††	71,700	4,018,068
Rite Aid Corp.*	471,376	3,884,138
WhiteWave Foods Co.*††	89,322	4,966,303
		12,868,509

Information Technology — 7.3%
Applied Micro Circuits Corp.*	244,656	2,018,412
Brocade Communications Systems, Inc.††	396,210	4,948,663
Dell Technologies, Inc. - Class V*††	27,940	1,535,862
Mentor Graphics Corp.	74,190	2,736,869
VMware, Inc. - Class A*	19,200	1,511,616
		12,751,422

Materials — 3.3%
Headwaters, Inc.*	249,280	5,863,066

Real Estate — 3.0%
Equity One, Inc. REIT	172,260	5,286,659

Industrials — 2.1%
CLARCOR, Inc.††	45,131	3,721,954

Telecommunication Services — 0.7%
Level 3 Communications, Inc.*	20,200	1,138,472

Energy — 0.4%
Royal Dutch Shell PLC, Class A ADR	14,400	783,072
Total Common Stocks		$129,397,541

Principal
Amount

	Corporate Bonds — 12.1%

	Consumer Discretionary — 4.2%
$1,450,000	Downstream Development Authority of Quapaw Tribe of Oklahoma, 144a, 10.500%, 7/1/19	1,453,625
449,000	Ford Motor Credit Co. LLC, 1.500%, 1/17/17	449,037
725,000	LIN Television Corp., 5.875%, 11/15/22	735,875
500,000	LIN Television Corp., 6.375%, 1/15/21	516,250
750,000	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	776,250
3,500,000	Walgreens Boots Alliance, Inc., 1.750%, 5/30/18	3,503,497
		7,434,534

	Health Care — 3.9%
4,541,000	Aetna, Inc., 1.900%, 6/7/19	4,530,588
2,250,000	inVentiv Health, Inc., 144a, 9.000%, 1/15/18	2,254,500
		6,785,088

	Financials — 1.9%
1,800,000	Goldman Sachs Group, Inc. (The), 5.625%, 1/15/17	1,802,198
1,620,000	PNC Preferred Funding Trust II, 144a, 2.186%, 3/29/49(A)(B)	1,563,300
		3,365,498

	Information Technology — 1.3%
2,325,000	EMC Corp., 1.875%, 6/1/18	2,299,227

	Materials — 0.6%
1,000,000	Glencore Canada Corp. (Canada), 5.500%, 6/15/17	1,016,038

	Industrials — 0.2%
411,000	SBA Tower Trust, 144a, 2.933%, 12/11/17	411,426
	Total Corporate Bonds	$21,311,811

1

Touchstone Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Exchange Traded Funds — 2.7%
Consumer Discretionary Select Sector SPDR Fund	601	$48,921
Financial Select Sector SPDR Fund	11,291	262,516
Industrial Select Sector SPDR Fund	795	49,465
PowerShares Senior Loan Portfolio††	7,000	163,520
SPDR S&P 500 ETF Trust	18,400	4,112,952
Technology Select Sector SPDR Fund	967	46,764
Total Exchange Traded Funds		$4,684,138

Principal
Amount

	Commercial Mortgage-Backed Security — 0.8%
$1,500,000	CFCRE Mortgage Trust, Ser 2015-RUM, Class C, 144a, 3.454%, 7/15/30(A)	1,476,073

	Commercial Paper — 3.9%
3,400,000	Kraft Heinz, 1.091%, due 1/18/17(C)	3,398,023
3,400,000	Thermo Fisher, 1.051%, due 1/20/17(C)	3,398,272
	Total Commercial Paper	$6,796,295

	Number
	of
	Contracts

Purchased Call Options — 0.1%
Humana Inc., Strike @ 210.00, Exp 4/17	25	29,750
Humana Inc., Strike @ 220.00, Exp 4/17	91	68,250
Humana Inc., Strike @ 245.00, Exp 4/17	25	1,500
Humana Inc., Strike @ 250.00, Exp 4/17	60	300
Rite Aid Corp., Strike @ 8.00, Exp 3/17	86	6,794
Royal Dutch Shell PLC, Strike @ 54.00, Exp 1/17	36	3,600
Total Purchased Call options		110,194

	Shares

Investment Fund — 11.5%
Dreyfus Government Cash Management, Institutional Shares, 0.45%¥W	20,227,415	20,227,415

Total Long Positions
(Cost $181,063,901)		$184,003,467

Securities Sold Short — (24.6%)

Common Stocks — (21.1%)

Financials — (6.5%)
Ares Capital Corp.	(136,128)	(2,244,751)
Canadian Imperial Bank of Commerce (Canada)	(38,270)	(3,122,832)
First Interstate BancSystem, Inc., Class A	(9,699)	(412,692)
United Bankshares, Inc.	(121,317)	(5,610,911)
		(11,391,186)

Real Estate — (6.3%)
Colony Capital, Inc., Class A, REIT	(285,564)	(5,782,671)
Regency Centers Corp., REIT	(77,516)	(5,344,728)
		(11,127,399)

Information Technology — (2.4%)
MACOM Technology Solutions
Holdings, Inc.*	(26,612)	(1,231,603)
VMware, Inc. - Class A*	(37,540)	(2,955,524)
		(4,187,127)

Consumer Discretionary — (2.2%)
Lennar Corp. - Class A	(7,614)	(326,869)
Lions Gate Entertainment Corp., Class A
(Canada)	(41,927)	(1,127,836)
Nexstar Broadcasting Group, Inc. - Class A	(22,482)	(1,423,111)
Twenty-First Century Fox, Inc.- Class A	(35,800)	(1,003,832)
		(3,881,648)

Health Care — (1.6%)
Abbott Laboratories	(72,956)	(2,802,240)

Consumer Staples — (1.2%)
British American Tobacco PLC, ADR	(19,725)	(2,222,416)

Energy — (0.5%)
Royal Dutch Shell PLC - Class B, ADR	(14,400)	(834,768)

Telecommunication Services — (0.4%)
CenturyLink, Inc.	(28,857)	(686,220)

Total Common Stocks		$(37,133,004)

Exchange Traded Funds — (3.5%)
Consumer Staples Select Sector SPDR Fund	(1,236)	(63,914)
Energy Select Sector SPDR Fund	(1,448)	(109,063)
Health Care Select Sector SPDR Fund	(945)	(65,148)
iShares US Telecommunications ETF	(631)	(21,770)
Materials Select Sector SPDR Fund	(166)	(8,250)
Real Estate Select Sector SPDR Fund	(2,137)	(65,713)
SPDR S&P 500 ETF Trust	(25,400)	(5,677,662)
Utilities Select Sector SPDR Fund	(1,521)	(73,875)
Total Exchange Traded Funds		$(6,085,395)

Total Securities Sold Short
(Proceeds $40,758,188)		(43,218,399)

2

Touchstone Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Written Options — (0.1%)
Written Put Options — (0.0%)
Royal Dutch Shell PLC, Strike @ 55.00, Exp 1/17	(36)	$(1,080)
Twenty-First Century Fox, Inc., Strike @ 28.00, Exp 1/17	(78)	(2,730)
		$(3,810)

Written Call Options — (0.1%)
Harman International, Strike @ 115.00, Exp 1/17	(227)	(4,540)
Humana Inc., Strike @ 230.00, Exp 4/17	(50)	(33,500)
Humana Inc., Strike @ 240.00, Exp 4/17	(151)	(72,480)
Royal Dutch Shell PLC, Strike @ 55.00, Exp 1/17	(72)	(5,040)
Royal Dutch Shell PLC, Strike @ 55.50, Exp 12/16	(36)	(1,800)
SPDR S&P 500 ETF Trust, Strike @ 22.40, Exp 1/17	(115)	(6,670)
SPDR S&P 500 ETF Trust, Strike @ 22.50, Exp 1/17	(46)	(2,438)
SPDR S&P 500 ETF Trust., Strike @ 22.50, Exp 12/16	(92)	(92)
Twenty-First Century Fox, Inc., Strike @ 29.00, Exp 1/17	(78)	(1,950)
VMware Inc., Strike @ 78.50, Exp 1/17	(96)	(8,640)
		(137,150)

Total Written Options
(Premiums received $129,499)		$(140,960)

Total — 80.0%		$140,644,108

Cash Collateral for Securities
Sold Short and Written Options — 22.2%		39,003,760

Liabilities in Excess of Other Assets — (2.2%)		(3,916,147)

Net Assets — 100.0%		$175,731,721

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2016.

(B)	Perpetual Bond - A Bond with no definite maturity date.

(C)	Rate reflects yield at the time of purchase.

*	Non-income producing security.

††	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of December 31, 2016 was $49,431,500.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

EUR - Euro

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $7,158,924 or 4.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

3

Touchstone Arbitrage Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Consumer Discretionary	$35,542,420	$—	$—	$35,542,420
Financials	34,235,586	—	—	34,235,586
Health Care	17,206,381	—	—	17,206,381
Consumer Staples	12,868,509	—	—	12,868,509
Information Technology	12,751,422	—	—	12,751,422
Materials	5,863,066	—	—	5,863,066
Real Estate	5,286,659	—	—	5,286,659
Industrials	3,721,954	—	—	3,721,954
Telecommunication Services	1,138,472	—	—	1,138,472
Energy	783,072	—	—	783,072
Corporate Bonds	—	21,311,811	—	21,311,811
Exchange Traded Funds	4,684,138	—	—	4,684,138
Commercial Mortgage-Backed Security	—	1,476,073	—	1,476,073
Commercial Paper	—	6,796,295	—	6,796,295
Purchased Options Equity Contracts	110,194	—	—	110,194
Investment Fund	20,227,415	—	—	20,227,415
Total Assets	$154,419,288	$29,584,179	$—	$184,003,467

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Liabilities:
Securities Sold Short
Common Stocks	$(37,133,004)	$—	$—	$(37,133,004)
Exchange Traded Funds	(6,085,395)	—	—	(6,085,395)
Other Financial Instruments**
Written Options Equity Contracts	(140,960)	—	—	(140,960)
Forward Foreign Currency Contract	—	(40,613)	—	(40,613)
Total Liabilities	$(43,359,359)	$(40,613)	$—	$(43,399,972)
Total	$111,059,929	$29,543,566	$—	$140,603,495

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent market value for written option equity contracts and unrealized depreciation on forward foreign currency contracts.

Transactions in written options for the period ended December 31, 2016.

	Number of	Premiums
	Contracts	Received
Beginning balance, September 30, 2016	1,390	$93,336
Call Options Written	4,518	559,661
Put Options Written	9,571	819,677
Call Options Closed	(331)	(20,578)
Put Options Closed	(4,852)	(488,649)
Call Options Expired	(908)	(16,561)
Put Options Expired	(4,109)	(321,567)
Call Options Exercised	(3,224)	(413,815)
Put Options Exercised	(978)	(82,005)
Ending balance, December 31, 2016	1,077	$129,499

Forward Foreign Currency Contracts

		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)

Brown Brothers Harriman	03/31/2017	EUR	4,528,440	USD	4,320,000	$(40,613)
						$(40,613)

See accompanying Notes to Portfolios of Investments.

4

Portfolio of Investments

Touchstone Emerging Markets Small Cap Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.1%

South Korea — 15.7%

Consumer Discretionary — 1.8%
Innocean Worldwide, Inc.	1,148	$54,107
Loen Entertainment, Inc.*	1,229	77,232

Consumer Staples — 2.6%
Able C&C Co. Ltd.	2,737	46,822
BGF retail Co. Ltd.	1,135	76,841
NongShim Co. Ltd.	209	57,536

Financials — 2.0%
Dongbu Insurance Co. Ltd.	1,337	69,219
Hyundai Marine & Fire Insurance Co. Ltd.	2,738	71,270

Health Care — 2.0%
Osstem Implant Co. Ltd.*	1,332	66,801
Value Added Technologies Co. Ltd.	2,530	75,506

Industrials — 2.2%
Hyundai Development Co.-Engineering & Construction	2,411	89,572
LS Corp.	1,406	68,973

Information Technology — 1.8%
Koh Young Technology, Inc.	1,905	71,219
Silicon Works Co. Ltd.	2,347	53,899

Materials — 3.3%
Korea Petrochemical Ind Co. Ltd.	543	123,582
Soulbrain Co. Ltd.	2,179	108,782
Total South Korea		1,111,361

Taiwan — 13.8%

Consumer Discretionary — 1.7%

Basso Industry Corp.	19,000	54,832
Taiwan Paiho Ltd.	23,000	67,523

Consumer Staples — 1.0%
Grape King Bio Ltd.	12,000	69,648

Health Care — 1.1%
Bioteque Corp.	20,000	73,847

Information Technology — 8.2%
Elite Material Co. Ltd.	48,000	133,463
Inventec Corp.	145,000	98,915
King Yuan Electronics Co. Ltd.	120,000	93,522
Micro-Star International Co. Ltd.	33,000	74,884
Primax Electronics Ltd.	71,000	96,735
Vanguard International Semiconductor Corp.	49,000	84,906

Materials — 1.8%
China General Plastics Corp.	175,320	130,284
Total Taiwan		978,559

Cayman Islands — 13.0%

Consumer Discretionary — 8.0%
China Lodging Group Ltd. ADR	2,656	137,687
Gourmet Master Co. Ltd.	9,700	73,738
Tarena International, Inc. ADR†	6,576	98,574
Tianneng Power International Ltd.	104,000	95,170
Xinyi Glass Holdings Ltd.	90,000	73,321
Xtep International Holdings Ltd.	206,500	86,469

Industrials — 1.3%
Bizlink Holding, Inc.	18,031	92,637

Information Technology — 2.8%
Sunny Optical Technology Group Co. Ltd.	16,000	69,744
Tongda Group Holdings Ltd.	500,000	128,371

Materials — 0.9%
Lee & Man Paper Manufacturing Ltd.	84,000	64,771
Total Cayman Islands		920,482

India — 10.6%

Consumer Discretionary — 2.0%
Ceat Ltd.	3,890	66,473
Exide Industries Ltd.	29,268	77,449

Energy — 1.7%
Hindustan Petroleum Corp. Ltd.	18,901	122,569

Financials — 3.9%
Bharat Financial Inclusion Ltd.*	8,215	70,753
Karnataka Bank Ltd. (The)	40,167	66,105
Reliance Capital Ltd.	9,962	62,908
Shriram Transport Finance Co. Ltd.	5,785	72,572

Materials — 1.4%
Hindalco Industries Ltd.	44,985	101,813

Utilities — 1.6%
Indraprastha Gas Ltd.	8,186	110,552
Total India		751,194

South Africa — 6.9%

Consumer Discretionary — 2.1%
Foschini Group Ltd. (The)	6,575	76,183
Super Group Ltd.*	26,117	73,461

Consumer Staples — 2.2%
AVI Ltd.	12,807	85,195
Clicks Group Ltd.	8,512	71,585

Financials — 1.6%
Capitec Bank Holdings Ltd.	2,155	108,765

Health Care — 1.0%
Netcare Ltd.	30,303	70,254
Total South Africa		485,443

5

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.1% (Continued)

China — 5.8%

Industrials — 2.1%
Beijing Capital International Airport Co. Ltd. - Class H	90,000	$90,722
Zhejiang Expressway Co. Ltd. - Class H	62,000	59,024

Information Technology — 2.3%
BYD Electronic International Co. Ltd.	92,000	72,169
TravelSky Technology Ltd. - Class H	44,000	92,214

Real Estate — 1.4%
Guangzhou R&F Properties Co. Ltd. - Class H	80,000	96,333
Total China		410,462

Brazil — 5.7%

Consumer Staples — 2.9%
Hypermarcas SA	13,400	107,580
Raia Drogasil SA	5,300	99,643

Health Care — 1.6%
Qualicorp SA	18,700	110,602

Real Estate — 1.2%
Iguatemi Empresa de Shopping Centers SA	10,700	87,679
Total Brazil		405,504

Thailand — 5.1%

Consumer Discretionary — 0.8%
Minor International PCL	53,200	52,991

Financials — 1.3%
Krungthai Card PCL	24,600	94,492

Information Technology — 1.0%
KCE Electronics PCL	21,400	72,767

Real Estate — 2.0%
Ananda Development PCL	468,900	64,401
AP Thailand PCL	368,100	76,900
Total Thailand		361,551

Mexico — 2.9%
Consumer Discretionary — 1.1%
Alsea SAB de CV	28,400	81,132

Industrials — 1.8%
Grupo Aeroportuario del Sureste SAB de CV - Class B	4,935	71,041
Promotora y Operadora de Infraestructura SAB de CV	6,305	52,619
Total Mexico		204,792

Hungary — 2.6%

Health Care — 1.3%
Richter Gedeon Nyrt	4,448	93,952

Telecommunication Services — 1.3%
Magyar Telekom Telecommunications PLC	51,948	88,057
Total Hungary		182,009

Philippines — 2.5%

Financials — 1.5%
Metro Pacific Investments Corp.	775,300	103,766

Industrials — 1.0%
Cebu Air, Inc.	36,840	68,919
Total Philippines		172,685

Indonesia — 2.4%

Financials — 0.8%
Bank Tabungan Negara Persero Tbk PT	434,900	55,977

Health Care — 0.8%
Mitra Keluarga Karyasehat Tbk PT	298,600	56,843

Industrials — 0.8%
Waskita Karya Persero Tbk PT	316,500	59,681
Total Indonesia		172,501

Malaysia — 2.2%

Industrials — 2.2%
AirAsia Bhd	138,500	70,701
Westports Holdings Bhd	87,900	84,255
Total Malaysia		154,956

Poland — 2.0%

Financials — 1.2%
KRUK SA	1,474	83,481

Information Technology — 0.8%
Asseco Poland SA	4,667	60,180
Total Poland		143,661

Bermuda — 1.9%

Consumer Discretionary — 0.9%
SMI Holdings Group Ltd.†	732,000	66,800

Materials — 1.0%
Nine Dragons Paper Holdings Ltd.	74,000	66,821
Total Bermuda		133,621

United Kingdom — 1.5%

Materials — 1.5%
Evraz PLC*	39,729	108,598

6

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.1% (Continued)

Hong Kong — 1.4%

Real Estate — 1.4%
Shenzhen Investment Ltd.	248,000	$99,076

United States — 1.3%

Health Care — 1.3%
China Biologic Products, Inc.*	876	94,188

Russia — 1.0%

Telecommunication Services — 1.0%
Sistema PJSC FC GDR	7,704	69,336

Luxembourg — 0.8%

Materials — 0.8%
Ternium SA ADR	2,310	55,786
Total Common Stocks		$7,015,765

Exchange Traded Fund — 0.7%
iShares MSCI Emerging Markets Small-Cap ETF	1,311	53,017

Investment Funds — 5.3%
Dreyfus Government Cash Management, Institutional Shares, 0.45%¥W	218,013	218,013
Invesco Government & Agency Portfolio, Institutional Class, 0.43%**¥W	158,096	158,096
Total Investment Funds		$376,109

Total Investment Securities —105.1%
(Cost $7,486,498)		$7,444,891

Liabilities in Excess of Other Assets — (5.1%)		(363,045)

Net Assets — 100.0%		$7,081,846

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $148,223.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks
South Korea	$134,768	$976,593	$—	$1,111,361
Taiwan	204,131	774,428	—	978,559
Cayman Islands	309,999	610,483	—	920,482
India	—	751,194	—	751,194
South Africa	376,678	108,765	—	485,443
China	—	410,462	—	410,462
Brazil	405,504	—	—	405,504
Thailand	—	361,551	—	361,551
Mexico	204,792	—	—	204,792
Hungary	88,057	93,952	—	182,009
Philippines	68,919	103,766	—	172,685
Indonesia	—	172,501	—	172,501
Malaysia	154,956	—	—	154,956
Poland	143,661	—	—	143,661
Bermuda	—	133,621	—	133,621
United Kingdom	108,598	—	—	108,598
Hong Kong	—	99,076	—	99,076
United States	94,188	—	—	94,188
Russia	69,336	—	—	69,336
Luxembourg	55,786	—	—	55,786
Exchange Traded Fund	53,017	—	—	53,017
Investment Funds	376,109	—	—	376,109
Total	$2,848,499	$4,596,392	$—	$7,444,891

7

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

At December 31, 2016, equity securities valued at $93,952 and $665,943 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Portfolios of Investments.

8

Portfolio of Investments

Touchstone Merger Arbitrage Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 54.1%

Financials — 15.8%
American Capital Ltd.*	240,793	$4,315,011
BlackRock Floating Rate Income Strategies Fund, Inc.	9,251	133,307
Boulevard Acquisition Corp. II*	34,122	346,338
Capitol Acquisition Corp. III*	2,766	28,490
Cardinal Financial Corp.††	141,264	4,632,047
Cascade Bancorp*	41,329	335,591
CF Corp.	18,547	194,187
Delta Lloyd NV (Netherlands)	600,000	3,358,177
Endurance Specialty Holdings Ltd. (Bermuda)	45,120	4,169,088
GTY Technology Holdings, Inc.*	18,164	190,722
Hennessy Capital Acquisition Corp. II*	175,000	1,765,750
Invesco Senior Income Trust	68,397	317,362
M III Acquisition Corp.*	90,000	890,100
NorthStar Asset Management Group, Inc.	337,440	5,034,605
PrivateBancorp, Inc.††	99,140	5,372,397
Saban Capital Acquisition Corp. (Cayman Islands)*	12,336	127,924
		31,211,096

Consumer Discretionary — 14.7%
Apollo Education Group, Inc.*	192,600	1,906,740
Cabela's, Inc.*††	63,040	3,690,992
Cnova NV*	174,000	953,520
CST Brands, Inc.††	93,900	4,521,285
Harman International Industries, Inc.††	33,933	3,771,992
Lennar Corp., Class B	8,212	283,314
LifeLock, Inc.*	155,100	3,709,992
Lions Gate Entertainment Corp., Class B (Canada)*	48,012	1,178,214
Media General, Inc.*	208,090	3,918,335
Twenty-First Century Fox, Inc., Class B	37,200	1,013,700
WCI Communities, Inc.*††	175,474	4,114,865
		29,062,949

Health Care — 7.2%
Alere, Inc.*††	86,860	3,384,934
St Jude Medical, Inc.††	70,484	5,652,112
Team Health Holdings, Inc.*	44,320	1,925,704
Universal American Corp. NY*††	316,940	3,153,553
		14,116,303

Consumer Staples — 5.2%
Reynolds American, Inc.††	53,300	2,986,932
Rite Aid Corp.*	355,827	2,932,014
WhiteWave Foods Co.*††	79,875	4,441,050
		10,359,996

Information Technology — 4.8%
Applied Micro Circuits Corp.*	168,847	1,392,988
Brocade Communications Systems, Inc.	310,880	3,882,891
Datalink Corp.*	13,587	152,990
Dell Technologies, Inc. - Class V*††	20,475	1,125,511
Mentor Graphics Corp.	50,013	1,844,980
VMware, Inc. - Class A*	12,800	1,007,744
		9,407,104

Materials — 2.3%
Headwaters, Inc.*	192,957	4,538,349

Real Estate — 1.9%
Equity One, Inc. REIT††	125,090	3,839,012

Industrials — 1.4%
CLARCOR, Inc.	32,808	2,705,676

Energy — 0.4%
Royal Dutch Shell PLC, Class A ADR	15,600	848,328

Telecommunication Services — 0.4%
Level 3 Communications, Inc.*	14,700	828,492
Total Common Stocks		$106,917,305

Principal
Amount

	Corporate Bonds — 19.0%

	Consumer Discretionary — 5.7%
$1,750,000	Downstream Development Authority of Quapaw Tribe of Oklahoma, 144a, 10.500%, 7/1/19	1,754,375
545,000	Ford Motor Credit Co. LLC, 1.500%, 1/17/17	545,045
855,000	LIN Television Corp., 5.875%, 11/15/22	867,825
640,000	LIN Television Corp., 6.375%, 1/15/21	660,800
450,000	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	465,750
3,500,000	Time Warner Cable, LLC, 5.850%, 5/1/17	3,549,669
3,500,000	Walgreens Boots Alliance, Inc., 1.750%, 5/30/18	3,503,497
		11,346,961

	Financials — 5.0%
4,000,000	Ally Financial, Inc., 3.600%, 5/21/18	4,030,000
2,200,000	Goldman Sachs Group, Inc. (The), 5.625%, 1/15/17	2,202,686
3,845,000	PNC Preferred Funding Trust II, 144a, 2.186%, 3/29/49(A)(B)	3,710,425
		9,943,111

	Health Care — 3.9%
4,549,000	Aetna, Inc., 1.900%, 6/7/19	4,538,569
3,092,000	inVentiv Health, Inc., 144a, 9.000%, 1/15/18	3,098,184
		7,636,753

	Materials — 2.1%
4,000,000	Glencore Canada Corp. (Canada), 5.500%, 6/15/17	4,064,152

9

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 19.0% (Continued)

	Information Technology — 2.0%
$4,050,000	EMC Corp., 1.875%, 6/1/18	$4,005,106

	Industrials — 0.3%
500,000	SBA Tower Trust, 144a, 2.933%, 12/11/17	500,518
	Total Corporate Bonds	$37,496,601

	Commercial Mortgage-Backed Securities — 2.0%
2,750,000	CFCRE Mortgage Trust, Ser 2015-RUM, Class C, 144a, 3.454%, 7/15/30(A)	2,706,134
1,320,000	GSCCRE Commercial Mortgage Trust, Ser 2015-HULA, Class C, 144a, 3.454%, 8/15/32(A)	1,325,878
	Total Commercial Mortgage-Backed Securities	$4,032,012

	Commercial Paper — 5.5%
3,600,000	American Electric 1.001%, due 1/10/17(C)	3,599,123
3,600,000	Kraft Heinz, 1.091%, due 1/18/17(C)	3,597,906
3,600,000	Thermo Fisher, 1.000%, due 1/20/17(C)	3,598,171
	Total Commercial Paper	$10,795,200

	Shares

Exchange Traded Funds — 4.1%
Consumer Discretionary Select Sector SPDR Fund	677	55,108
Financial Select Sector SPDR Fund	12,728	295,926
Industrial Select Sector SPDR Fund	897	55,811
PowerShares Senior Loan Portfolio††	13,000	303,680
SPDR S&P 500 ETF Trust	33,000	7,376,490
Technology Select Sector SPDR Fund	1,090	52,712
Total Exchange Traded Funds		$8,139,727

Warrant — 0.2%

Financials — 0.2%
Hennessy Capital Acquisition Corp. II, Expiration 09/11/20, Price $11.50*	437,500	371,875

	Number
	of
	Contracts

Purchased Call Options — 0.1%
Humana Inc., Strike @ 210.00, Exp 4/17	25	29,750
Humana Inc., Strike @ 220.00, Exp 4/17	91	68,250
Humana Inc., Strike @ 245.00, Exp 4/17	25	1,500
Humana Inc., Strike @ 250.00, Exp 4/17	60	300
Rite Aid Corp., Strike @ 8.00, Exp 3/17	86	6,794
Royal Dutch Shell PLC, Strike @ 54.00, Exp 1/17	39	3,900
Total Purchased Call Options		110,494

	Shares

Investment Fund — 27.2%
Dreyfus Government Cash Management, Institutional Shares, 0.45%¥W	53,800,322	53,800,322

Total Long Positions
(Cost $218,858,651)		$221,663,536

Securities Sold Short —(20.6%)

Common Stocks — (15.7%)

Financials — (4.9%)
Ares Capital Corp.	(116,306)	(1,917,886)
Canadian Imperial Bank of Commerce (Canada)	(36,257)	(2,958,571)
First Interstate BancSystem, Inc., Class A	(6,191)	(263,427)
United Bankshares, Inc.	(100,300)	(4,638,875)
		(9,778,759)

Real Estate — (4.3%)
Colony Capital, Inc., Class A, REIT	(230,140)	(4,660,335)
Regency Centers Corp., REIT	(56,293)	(3,881,402)
		(8,541,737)

Consumer Discretionary — (2.2%)
Lennar Corp. - Class A	(8,212)	(352,541)
Lions Gate Entertainment Corp., Class A (Canada)	(48,012)	(1,291,523)
Nexstar Broadcasting Group, Inc. - Class A	(25,991)	(1,645,230)
Twenty-First Century Fox, Inc.- Class A	(37,200)	(1,043,088)
		(4,332,382)

Information Technology — (1.5%)
MACOM Technology Solutions Holdings, Inc.*	(18,233)	(843,823)
VMware, Inc. - Class A*	(26,875)	(2,115,869)
		(2,959,692)

Health Care — (1.2%)
Abbott Laboratories	(61,378)	(2,357,529)

Consumer Staples — (0.8%)
British American Tobacco PLC, ADR	(14,662)	(1,651,967)

Energy — (0.5%)
Royal Dutch Shell PLC - Class B, ADR	(15,600)	(904,332)

Telecommunication Services — (0.3%)
CenturyLink, Inc.	(21,002)	(499,428)
Total Common Stocks		$(31,025,826)

10

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Exchange Traded Funds — (4.9%)
Consumer Staples Select Sector SPDR Fund	(1,393)	$(72,032)
Energy Select Sector SPDR Fund	(1,632)	(122,922)
Health Care Select Sector SPDR Fund	(1,066)	(73,490)
iShares US Telecommunications ETF	(711)	(24,530)
Materials Select Sector SPDR Fund	(187)	(9,294)
Real Estate Select Sector SPDR Fund	(2,409)	(74,077)
SPDR S&P 500 ETF Trust	(41,000)	(9,164,730)
Utilities Select Sector SPDR Fund	(1,715)	(83,298)
Total Exchange Traded Funds		$(9,624,373)

Total Securities Sold Short
(Proceeds $38,307,253)		$(40,650,199)

	Number
	of
	Contracts

Written Options — 0.0%

Written Put Options — (0.0%)
Royal Dutch Shell PLC, Strike @ 55.00, Exp 1/17	(39)	(1,170)
Twenty-First Century Fox, Inc., Strike @ 28.00, Exp 1/17	(82)	(2,870)
		(4,040)

Written Call Options — (0.0%)
Harman International, Strike @ 115.00, Exp 1/17	(188)	(3,760)
Humana Inc., Strike @ 230.00, Exp 4/17	(50)	(33,500)
Humana Inc., Strike @ 240.00, Exp 4/17	(151)	(72,480)
Royal Dutch Shell PLC, Strike @ 55.00, Exp 1/17	(78)	(5,460)
Royal Dutch Shell PLC, Strike @ 55.50, Exp 12/16	(39)	(1,950)
SPDR S&P 500 ETF Trust, Strike @ 22.40, Exp 1/17	(135)	(7,830)
SPDR S&P 500 ETF Trust, Strike @ 2240, Exp 1/17	(54)	(2,862)
SPDR S&P 500 ETF Trust., Strike @ 2250, Exp 12/16	(108)	(108)
Twenty-First Century Fox Inc, Strike @ 29.00, Exp 1/17	(82)	(2,050)
VMware Inc., Strike @ 78.50, Exp 1/17	(64)	(5,760)
		$(135,760)

Total Written Options
(Premiums received $128,510)		$(139,800)

Total — 91.6%	$180,873,537

Cash Collateral for Securities
Sold Short and Written Options — 11.1%	21,986,200

Liabilities in Excess of Other Assets — (2.7%)	(5,285,982)

Net Assets — 100.0%	$197,573,755

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2016.

(B)	Perpetual Bond - A Bond with no definite maturity date.

(C)	Rate reflects yield at the time of purchase.

*	Non-income producing security.

††	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of December 31, 2016 was $43,579,556.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

EUR - Euro

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $13,095,515 or 6.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

11

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Financials	$31,211,096	$—	$—	$31,211,096
Consumer Discretionary	29,062,949	—	—	29,062,949
Health Care	14,116,303	—	—	14,116,303
Consumer Staples	10,359,996	—	—	10,359,996
Information Technology	9,407,104	—	—	9,407,104
Materials	4,538,349	—	—	4,538,349
Real Estate	3,839,012	—	—	3,839,012
Industrials	2,705,676	—	—	2,705,676
Energy	848,328	—	—	848,328
Telecommunication Services	828,492	—	—	828,492
Corporate Bonds	—	37,496,601	—	37,496,601
Commercial Mortgage-Backed Securities	—	4,032,012	—	4,032,012
Commercial Paper	—	10,795,200	—	10,795,200
Exchange Traded Funds	8,139,727	—	—	8,139,727
Warrant	371,875	—	—	371,875
Purchased Options Equity Contracts	110,494	—	—	110,494
Investment Fund	53,800,322	—	—	53,800,322
Total Assets	$169,339,723	$52,323,813	$—	$221,663,536

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Liabilities:
Securities Sold Short
Common Stocks	$(31,025,826)	$—	$—	$(31,025,826)
Exchange Traded Funds	(9,624,373)	—	—	(9,624,373)
Other Financial Instruments**
Written Options Equity Contracts	(139,800)	—	—	(139,800)
Forward Foreign Currency Contract	—	(30,460)	—	(30,460)
Total Liabilities	$(40,789,999)	$(30,460)	$—	$(40,820,459)
Total	$128,549,724	$52,293,353	$—	$180,843,077

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent market value for written option equity contracts and unrealized depreciation on forward foreign currency contracts.

12

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

Transactions in written options for the period ended December 31, 2016.

	Number of	Premiums
	Contracts	Received
Beginning balance, September 30, 2016	1,441	$120,236
Call Options Written	5,344	630,322
Put Options Written	10,219	891,118
Call Options Closed	(319)	(20,737)
Put Options Closed	(5,237)	(548,767)
Call Options Expired	(787)	(14,270)
Put Options Expired	(4,532)	(359,205)
Call Options Exercised	(4,076)	(485,574)
Put Options Exercised	(983)	(84,613)
Ending balance, December 31, 2016	1,070	$128,510

Forward Foreign Currency Contracts

		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)

Brown Brothers Harriman	03/31/2017	EUR	3,396,330	USD	3,240,000	$(30,460)
						$(30,460)

See accompanying Notes to Portfolios of Investments.

13

Portfolio of Investments
Touchstone Mid Cap Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.6%

Consumer Discretionary — 26.1%
CarMax, Inc.*	458,570	$29,527,322
Deckers Outdoor Corp.*	201,970	11,187,118
Dollar Tree, Inc.*	288,280	22,249,450
Hasbro, Inc.	294,150	22,881,929
Penske Automotive Group, Inc.†	512,534	26,569,763
PulteGroup, Inc.	1,253,650	23,042,087
Tempur Sealy International, Inc.*†	411,460	28,094,489
Whirlpool Corp.	133,370	24,242,665
		187,794,823

Information Technology — 16.5%
Amphenol Corp. - Class A	531,240	35,699,328
Citrix Systems, Inc.*	324,100	28,945,371
Paychex, Inc.	528,770	32,191,518
Symantec Corp.	917,370	21,915,969
		118,752,186

Financials — 16.4%
Alleghany Corp.*	60,460	36,766,935
M&T Bank Corp.	215,400	33,695,022
Progressive Corp. (The)	781,210	27,732,955
Voya Financial, Inc.	498,560	19,553,523
		117,748,435

Industrials — 16.2%
Cintas Corp.	374,390	43,264,508
Copart, Inc.*	477,630	26,465,478
Dover Corp.	298,361	22,356,190
Old Dominion Freight Line, Inc.*	286,900	24,613,151
		116,699,327

Materials — 13.1%
Ball Corp.	417,980	31,377,759
NewMarket Corp.	77,830	32,987,467
Vulcan Materials Co.	236,420	29,587,963
		93,953,189

Consumer Staples — 10.4%
Brown-Forman Corp. - Class B	441,260	19,821,399
Edgewell Personal Care Co.*	225,160	16,434,428
Energizer Holdings, Inc.	362,901	16,189,014
Post Holdings, Inc.*	278,332	22,375,110
		74,819,951

Health Care — 0.9%
Tenet Healthcare Corp.*	450,760	6,689,278
Total Common Stocks		$716,457,189

Investment Funds — 4.1%
Dreyfus Government Cash
Management, Institutional Shares, 0.45%∞Ω	1,898,423	1,898,423
Invesco Government & Agency
Portfolio, Institutional Class, 0.43%**∞Ω	27,572,087	27,572,087
Total Investment Funds		$29,470,510

Total Investment Securities —103.7%
(Cost $644,302,621)		$745,927,699

Liabilities in Excess of Other Assets — (3.7%)		(26,338,848)

Net Assets — 100.0%		$719,588,851

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $27,030,342.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$716,457,189	$—	$—	$716,457,189
Investment Funds	29,470,510	—	—	29,470,510
Total	$745,927,699	$—	$—	$745,927,699

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments
Touchstone Mid Cap Value Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.2%

Financials — 22.3%
Allstate Corp. (The)	133,472	$9,892,945
Ameriprise Financial, Inc.	85,308	9,464,070
Blackstone Mortgage Trust, Inc. - Class A, REIT	297,273	8,938,999
E*TRADE Financial Corp.*	225,384	7,809,556
Hancock Holding Co.	199,682	8,606,294
Hanover Insurance Group, Inc. (The)	68,145	6,201,876
Hartford Financial Services Group, Inc. (The)	198,252	9,446,708
M&T Bank Corp.	64,049	10,019,185
Reinsurance Group of America, Inc.	75,422	9,490,350
Signature Bank*	51,824	7,783,965
SVB Financial Group*	52,670	9,041,332
TCF Financial Corp.	368,909	7,226,927
Unum Group	237,456	10,431,442
Zions Bancorporation	230,555	9,923,087
		124,276,736

Industrials — 11.9%
Aercap Holdings N.V. (Netherlands)*	223,112	9,283,690
Clean Harbors, Inc.*	115,342	6,418,782
Dover Corp.	82,111	6,152,577
Fluor Corp.	115,740	6,078,665
KAR Auction Services, Inc.	203,510	8,673,596
Parker-Hannifin Corp.	42,780	5,989,200
Regal-Beloit Corp.	124,975	8,654,519
Stericycle, Inc.*	106,803	8,228,103
Xylem, Inc.	137,973	6,832,423
		66,311,555

Information Technology — 10.9%
Cadence Design Systems, Inc.*	329,032	8,298,187
CSRA, Inc.	302,110	9,619,182
Diebold Nixdorf, Inc.	239,139	6,014,346
Fidelity National Information Services, Inc.	121,357	9,179,444
IAC/InterActiveCorp.*	75,675	4,902,983
Microchip Technology, Inc.	116,309	7,461,222
Qorvo, Inc.*	147,984	7,803,196
Synopsys, Inc.*	123,587	7,274,331
		60,552,891

Health Care — 9.0%
AmerisourceBergen Corp.	51,025	3,989,645
Charles River Laboratories International, Inc.*	78,914	6,012,458
Cooper Cos, Inc. (The)	39,625	6,931,601
DENTSPLY SIRONA, Inc.	121,357	7,005,940
Envision Healthcare Corp.*	139,193	8,809,525
Patterson Cos., Inc.	216,045	8,864,326
Quest Diagnostics, Inc.	94,646	8,697,967
		50,311,462

Utilities — 8.4%
DTE Energy Co.	107,518	10,591,598
Edison International	120,600	8,681,994
Great Plains Energy, Inc.	225,215	6,159,630
Pinnacle West Capital Corp.	127,038	9,912,775
Portland General Electric Co.	121,315	5,256,579
PPL Corp.	187,213	6,374,603
		46,977,179

Real Estate — 8.2%
Alexandria Real Estate Equities, Inc., REIT	84,088	9,344,699
American Campus Communities, Inc., REIT	183,655	9,140,509
Brixmor Property Group, Inc., REIT	331,597	8,097,599
Equinix, Inc., REIT	17,289	6,179,262
Host Hotels & Resorts, Inc., REIT	391,288	7,371,866
Mid-America Apartment Communities, Inc., REIT	56,619	5,544,133
		45,678,068

Materials — 7.4%
Albemarle Corp.	76,603	6,593,986
Allegheny Technologies, Inc.†	235,059	3,744,490
Bemis Co., Inc.	127,499	6,097,002
FMC Corp.	109,495	6,193,037
Olin Corp.	276,661	7,085,288
Scotts Miracle-Gro Co. (The) - Class A	43,746	4,179,930
Valvoline, Inc.†	338,291	7,273,257
		41,166,990

Consumer Discretionary — 7.2%
Aramark	140,875	5,032,055
BorgWarner, Inc.	214,405	8,456,133
Dollar General Corp.	101,965	7,552,548
Harley-Davidson, Inc.	120,810	7,048,055
LKQ Corp.*	240,233	7,363,142
Ralph Lauren Corp.	50,646	4,574,347
		40,026,280

Energy — 7.1%
Anadarko Petroleum Corp.	135,701	9,462,431
EQT Corp.	129,854	8,492,452
Newfield Exploration Co.*	212,175	8,593,088
Pioneer Natural Resources Co.	43,958	7,915,517
Spectra Energy Corp.	125,227	5,145,577
		39,609,065

Consumer Staples — 5.8%
Darling Ingredients, Inc.*	440,209	5,683,098
Hain Celestial Group, Inc. (The)*	210,156	8,202,389
Ingredion, Inc.	51,572	6,444,437
TreeHouse Foods, Inc.*	165,273	11,931,058
		32,260,982
Total Common Stocks		$547,171,208

15

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Investment Funds — 3.0%
Dreyfus Government Cash
Management, Institutional Shares, 0.45%∞Ω	6,782,124	$6,782,124
Invesco Government & Agency
Portfolio, Institutional Class, 0.43%**∞Ω	10,011,227	10,011,227
Total Investment Funds		$16,793,351

Total Investment Securities —101.2%
(Cost $486,102,530)		$563,964,559

Liabilities in Excess of Other Assets — (1.2%)		(6,738,190)

Net Assets — 100.0%		$557,226,369

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $9,739,897.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$547,171,208	$—	$—	$547,171,208
Investment Funds	16,793,351	—	—	16,793,351
Total	$563,964,559	$—	$—	$563,964,559

See accompanying Notes to Portfolios of Investments.

16

Portfolio of Investments
Touchstone Premium Yield Equity Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.9%

Health Care — 18.6%
Abbott Laboratories	71,972	$2,764,445
AbbVie, Inc.	78,045	4,887,178
GlaxoSmithKline PLC, ADR	94,140	3,625,331
Johnson & Johnson	38,019	4,380,169
Merck & Co., Inc.	82,600	4,862,662
Novartis AG, ADR	31,583	2,300,506
Pfizer, Inc.	130,582	4,241,303
		27,061,594

Real Estate — 15.5%
Crown Castle International Corp., REIT	34,751	3,015,344
Digital Realty Trust, Inc., REIT	39,782	3,908,979
DuPont Fabros Technology, Inc., REIT	35,372	1,553,892
Hospitality Properties Trust, REIT	97,481	3,094,047
Lamar Advertising Co. - Class A, REIT	43,426	2,919,964
Omega Healthcare Investors, Inc., REIT	38,448	1,201,884
Ventas, Inc., REIT	43,122	2,695,987
Weyerhaeuser Co., REIT	140,299	4,221,597
		22,611,694

Information Technology — 14.1%
Cisco Systems, Inc.	155,335	4,694,224
International Business Machines Corp.	18,221	3,024,504
Microchip Technology, Inc.	69,846	4,480,621
QUALCOMM, Inc.	66,239	4,318,783
Western Digital Corp.	59,521	4,044,452
		20,562,584

Energy — 11.6%
ONEOK, Inc.	110,585	6,348,685
Pembina Pipeline Corp. (Canada)	43,062	1,348,702
Plains GP Holdings LP - Class A	125,115	4,338,988
Spectra Energy Corp.	118,738	4,878,944
		16,915,319

Financials — 9.8%
Bank of Montreal (Canada)	38,263	2,751,875
BB&T Corp.	75,312	3,541,170
CME Group, Inc.	25,205	2,907,397
PacWest Bancorp	35,530	1,934,253
Toronto-Dominion Bank (The) (Canada)	64,683	3,191,459
		14,326,154

Consumer Discretionary — 8.1%
Coach, Inc.	92,318	3,232,976
Cracker Barrel Old Country Store, Inc.	17,276	2,884,746
Johnson Controls International PLC (Ireland)	81,386	3,352,289
L Brands, Inc.	34,923	2,299,330
		11,769,341

Telecommunication Services — 7.5%
AT&T, Inc.	102,036	4,339,591
BCE, Inc. (Canada)	26,656	1,152,609
Verizon Communications, Inc.	34,757	1,855,329
Vodafone Group PLC, ADR	147,891	3,612,977
		10,960,506

Industrials — 7.3%
Covanta Holding Corp.	65,399	1,020,224
Eaton Corp. PLC (Ireland)	37,049	2,485,617
General Electric Co.	137,262	4,337,479
United Parcel Service, Inc. - Class B	23,687	2,715,478
		10,558,798

Materials — 4.4%
Domtar Corp.	73,794	2,880,180
LyondellBasell Industries NV - Class A (Netherlands)	41,604	3,568,791
		6,448,971

Consumer Staples — 2.0%
Procter & Gamble Co. (The)	34,012	2,859,729
Total Common Stocks		$144,074,690

Investment Fund — 0.8%
Dreyfus Government Cash
Management, Institutional Shares, 0.45%∞Ω	1,210,305	1,210,305

Total Investment Securities —99.7%
(Cost $130,842,498)		$145,284,995

Other Assets in Excess of Liabilities — 0.3%		380,069

Net Assets — 100.0%		$145,665,064

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

17

Touchstone Premium Yield Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$144,074,690	$—	$—	$144,074,690
Investment Fund	1,210,305	—	—	1,210,305
Total	$145,284,995	$—	$—	$145,284,995

See accompanying Notes to Portfolios of Investments.

18

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.3%

Information Technology — 48.5%
Adobe Systems, Inc.*	1,040,134	$107,081,795
Alibaba Group Holding Ltd. ADR*	1,226,867	107,731,191
Alphabet, Inc. - Class A*	152,200	120,610,890
Alphabet, Inc. - Class C*	56,700	43,762,194
Baidu, Inc. ADR*	485,980	79,899,972
Facebook, Inc. - Class A*	1,341,880	154,383,294
Mobileye NV (Israel)*	1,014,648	38,678,382
Palo Alto Networks, Inc.*	467,400	58,448,370
salesforce.com, Inc.*	2,010,612	137,646,498
ServiceNow, Inc.*	474,000	35,237,160
Splunk, Inc.*	1,235,844	63,213,421
Visa, Inc. - Class A	2,852,199	222,528,566
		1,169,221,733

Consumer Discretionary — 20.4%
Amazon.com, Inc.*	200,000	149,974,000
Chipotle Mexican Grill, Inc.*	146,500	55,277,380
Netflix, Inc.*	799,000	98,916,200
Priceline Group, Inc. (The)*	104,000	152,470,240
Under Armour, Inc. - Class A*†	651,000	18,911,550
Under Armour, Inc. - Class C*	655,019	16,486,828
		492,036,198

Health Care — 19.0%
Alexion Pharmaceuticals, Inc.*	689,230	84,327,290
athenahealth, Inc.*	331,051	34,816,634
Biogen, Inc.*	184,590	52,346,032
BioMarin Pharmaceutical, Inc.*	753,681	62,434,934
Edwards Lifesciences Corp.*	604,677	56,658,235
Illumina, Inc.*	453,396	58,052,824
Incyte Corp.*	451,062	45,227,987
Regeneron Pharmaceuticals, Inc.*	170,431	62,563,516
		456,427,452

Financials — 4.1%
Charles Schwab Corp. (The)	2,055,000	81,110,850
LendingClub Corp.*	3,519,000	18,474,750
		99,585,600

Consumer Staples — 3.0%
Monster Beverage Corp.*	1,626,209	72,106,107

Energy — 2.3%
Schlumberger Ltd. (Curacao)	648,982	54,482,039
Total Common Stocks		$2,343,859,129

Investment Funds — 3.3%
Dreyfus Government Cash
Management, Institutional Shares, 0.45%∞Ω	60,217,092	60,217,092
Invesco Government & Agency
Portfolio, Institutional Class, 0.43%**∞Ω	19,352,358	19,352,358
Total Investment Funds		$79,569,450

Total Investment Securities —100.6%
(Cost $1,425,958,432)		$2,423,428,579

Liabilities in Excess of Other Assets — (0.6%)		(14,834,882)

Net Assets — 100.0%		$2,408,593,697

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $18,832,883.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$2,343,859,129	$—	$—	$2,343,859,129
Investment Funds	79,569,450	—	—	79,569,450
Total	$2,423,428,579	$—	$—	$2,423,428,579

See accompanying Notes to Portfolios of Investments.

19

Portfolio of Investments
Touchstone Small Cap Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.3%

Industrials — 28.9%
Armstrong World Industries, Inc.*	409,870	$17,132,566
GATX Corp.†	473,500	29,158,130
Kaman Corp.	434,368	21,253,626
Landstar System, Inc.	345,950	29,509,535
Matson, Inc.	413,035	14,617,309
Orbital ATK, Inc.	427,892	37,538,965
USG Corp.*	783,310	22,621,993
		171,832,124

Consumer Discretionary — 22.8%
Cabela's, Inc.*	141,386	8,278,150
Deckers Outdoor Corp.*	238,540	13,212,731
Penske Automotive Group, Inc.	546,570	28,334,189
Service Corp. International	947,530	26,909,852
Sturm Ruger & Co., Inc.†	179,022	9,434,459
Tempur Sealy International, Inc.*†	476,000	32,501,280
Vista Outdoor, Inc.*	469,300	17,317,170
		135,987,831

Materials — 11.8%
NewMarket Corp.	88,743	37,612,833
Olin Corp.	935,510	23,958,411
Tredegar Corp.	368,600	8,846,400
		70,417,644

Real Estate — 10.3%
Alexander & Baldwin, Inc.	682,048	30,603,494
First Industrial Realty Trust, Inc. REIT	840,381	23,572,687
Tejon Ranch Co.*	284,591	7,237,149
		61,413,330

Financials — 7.7%
Eaton Vance Corp.	313,219	13,117,612
MBIA, Inc.*	1,241,014	13,278,850
White Mountains Insurance Group Ltd.	23,059	19,278,477
		45,674,939

Consumer Staples — 7.2%
Energizer Holdings, Inc.	484,140	21,597,485
PriceSmart, Inc.	257,825	21,528,388
		43,125,873

Energy — 5.6%
Dril-Quip, Inc.*	161,250	9,683,062
Superior Energy Services, Inc.	903,990	15,259,351
World Fuel Services Corp.	185,804	8,530,262
		33,472,675

Information Technology — 3.3%
DST Systems, Inc.	185,180	19,842,037

Health Care — 0.7%
Tenet Healthcare Corp.*	271,037	4,022,189
Total Common Stocks		$585,788,642

Investment Funds — 12.2%
Dreyfus Government Cash
Management, Institutional Shares, 0.45%∞Ω	1,353,772	1,353,772
Invesco Government & Agency
Portfolio, Institutional Class, 0.43%**∞Ω	71,092,508	71,092,508
Total Investment Funds		$72,446,280

Total Investment Securities —110.5%
(Cost $495,959,023)		$658,234,922

Liabilities in Excess of Other Assets — (10.5%)		(62,663,038)

Net Assets — 100.0%		$595,571,884

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $69,140,549.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$585,788,642	$—	$—	$585,788,642
Investment Funds	72,446,280	—	—	72,446,280
Total	$658,234,922	$—	$—	$658,234,922

See accompanying Notes to Portfolios of investments.

20

Portfolio of Investments
Touchstone Small Cap Value Fund – December 31, 2016 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.5%

Financials — 27.0%
BankUnited, Inc.	103,982	$3,919,082
Blackstone Mortgage Trust, Inc. - Class A REIT	126,614	3,807,283
Eagle Bancorp, Inc.*	34,525	2,104,299
Federated Investors, Inc. - Class B	29,664	838,898
First Horizon National Corp.	179,467	3,591,135
Hancock Holding Co.	85,709	3,694,058
Hanover Insurance Group, Inc. (The)	32,513	2,959,008
Hercules Capital, Inc.	181,916	2,566,835
Horace Mann Educators Corp.	87,823	3,758,824
IBERIABANK Corp.	50,889	4,261,954
Infinity Property & Casualty Corp.	24,492	2,152,847
MB Financial, Inc.	72,106	3,405,566
PacWest Bancorp	49,299	2,683,838
SLM Corp.*	319,522	3,521,132
Sterling Bancorp	188,930	4,420,962
TCF Financial Corp.	137,350	2,690,686
Univest Corp. of Pennsylvania	104,244	3,221,140
Validus Holdings Ltd. (Bermuda)*	46,425	2,553,839
		56,151,386

Industrials — 20.0%
Actuant Corp. - Class A	60,188	1,561,879
Altra Industrial Motion Corp.	36,118	1,332,754
Clean Harbors, Inc.*	39,939	2,222,605
EMCOR Group, Inc.	37,563	2,657,958
EnPro Industries, Inc.	43,603	2,937,098
Generac Holdings, Inc.*	52,106	2,122,798
Hexcel Corp.	43,685	2,247,156
Huron Consulting Group, Inc.*	51,236	2,595,103
ITT, Inc.	44,308	1,708,960
Korn/Ferry International	96,422	2,837,699
Matthews International Corp. - Class A	23,191	1,782,228
Multi-Color Corp.	15,085	1,170,596
Regal Beloit Corp.	32,485	2,249,586
Standex International Corp.	24,506	2,152,852
Team, Inc.*	65,676	2,577,783
Teledyne Technologies, Inc.*	10,928	1,344,144
Tetra Tech, Inc.	58,470	2,522,980
TriMas Corp.*	94,954	2,231,419
TriNet Group, Inc.*	82,167	2,105,119
Triumph Group, Inc.	46,056	1,220,484
		41,581,201

Information Technology — 12.7%
Blackhawk Network Holdings, Inc.*	88,101	3,319,205
BroadSoft, Inc.*	43,326	1,787,198
CACI International, Inc. - Class A*	14,812	1,841,132
Coherent, Inc.*	13,070	1,795,622
CSRA, Inc.	78,685	2,505,330
Diebold Nixdorf, Inc.	95,610	2,404,592
Ixia*	202,776	3,264,694
MACOM Technology Solutions Holdings, Inc.*†	50,235	2,324,876
MKS Instruments, Inc.	21,991	1,306,265
PTC, Inc.*	41,687	1,928,857
Semtech Corp.*	77,137	2,433,672
Virtusa Corp.*	65,145	1,636,442
		26,547,885

Consumer Discretionary — 7.5%
Arctic Cat, Inc.*†	33,347	500,872
Buffalo Wild Wings, Inc.*	8,863	1,368,447
Callaway Golf Co.	107,527	1,178,496
Dorman Products, Inc.*	11,329	827,697
DSW, Inc. - Class A	78,235	1,772,023
Ethan Allen Interiors, Inc.	22,272	820,723
Express, Inc.*	42,637	458,774
Horizon Global Corp.*	52,525	1,260,600
Murphy USA, Inc.*	54,001	3,319,441
Oxford Industries, Inc.	22,100	1,328,873
Steven Madden Ltd.*	38,421	1,373,551
Tailored Brands, Inc.	56,402	1,441,071
		15,650,568

Consumer Staples — 5.8%
Darling Ingredients, Inc.*	129,787	1,675,550
Hain Celestial Group, Inc. (The)*	80,233	3,131,494
Performance Food Group Co.*	69,352	1,664,448
Snyder's-Lance, Inc.	37,929	1,454,198
TreeHouse Foods, Inc.*	58,284	4,207,522
		12,133,212

Materials — 5.7%
Allegheny Technologies, Inc.†	99,301	1,581,865
Berry Plastics Group, Inc.*	35,504	1,730,110
Ingevity Corp.*	23,131	1,268,967
Innophos Holdings, Inc.	18,333	958,083
Olin Corp.	92,667	2,373,202
Silgan Holdings, Inc.	37,483	1,918,380
Valvoline, Inc.†	91,684	1,971,206
		11,801,813

Health Care — 5.6%
Charles River Laboratories International, Inc.*	27,686	2,109,396
Envision Healthcare Corp.*	48,601	3,075,957
HealthSouth Corp.	70,848	2,921,772
Patterson Cos., Inc.	64,462	2,644,876
PerkinElmer, Inc.	17,992	938,283
		11,690,284

Energy — 4.2%
Callon Petroleum Co.*	133,208	2,047,407
Carrizo Oil & Gas, Inc.*	69,612	2,600,008
Synergy Resources Corp.*	224,117	1,996,882
World Fuel Services Corp.	46,824	2,149,690
		8,793,987

Real Estate — 4.2%
Corporate Office Properties Trust REIT	93,829	2,929,341
Education Realty Trust, Inc. REIT	53,504	2,263,219
Equity One, Inc. REIT	69,865	2,144,157

21

Touchstone Small Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.5% (Continued)

Real Estate — (Continued)
Lexington Realty Trust REIT	127,940	$1,381,752
		8,718,469

Utilities — 4.1%
Great Plains Energy, Inc.	96,405	2,636,677
IDACORP, Inc.	21,288	1,714,748
NorthWestern Corp.	17,017	967,757
Portland General Electric Co.	73,235	3,173,273
		8,492,455

Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.	33,202	1,372,903
Total Common Stocks		$202,934,163

Exchange Traded Fund — 1.0%
iShares Russell 2000 Value ETF†	17,654	2,099,767

Investment Funds — 5.0%
Dreyfus Government Cash
Management, Institutional Shares, 0.45%∞Ω	2,633,019	2,633,019
Invesco Government & Agency
Portfolio, Institutional Class, 0.43%**∞Ω	7,738,023	7,738,023
Total Investment Funds		$10,371,042

Total Investment Securities —103.5%
(Cost $198,650,498)		$215,404,972

Liabilities in Excess of Other Assets — (3.5%)		(7,263,687)

Net Assets — 100.0%		$208,141,285

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $6,657,344.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$202,934,163	$—	$—	$202,934,163
Exchange Traded Fund	2,099,767	—	—	2,099,767
Investment Funds	10,371,042	—	—	10,371,042
Total	$215,404,972	$—	$—	$215,404,972

See accompanying Notes to Portfolios of Investments.

22

Portfolio of Investments
Touchstone Total Return Bond Fund – December 31, 2016 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 36.7%

	Industrials — 12.7%
$1,406,247	American Airlines 2011-1 Class B Pass Through Trust, 144a, 7.000%, 1/31/18	$1,448,435
54,047	Burlington Northern and Santa Fe Railway Co. 1998-C Pass Through Trust, 6.230%, 7/2/18	55,947
78,282	Burlington Northern and Santa Fe Railway Co. 2004-1 Pass Through Trust, 4.575%, 1/15/21	81,727
337,614	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	352,456
1,190,391	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	1,277,271
1,188,565	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.707%, 4/2/21	1,283,650
1,545,952	CSX Transportation, Inc., 6.251%, 1/15/23	1,774,431
1,287,146	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.950%, 5/23/19	1,348,929
879,137	Federal Express Corp. 1998 Pass Through Trust, 6.845%, 1/15/19	910,522
915,873	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/23	1,048,674
1,500,000	GATX Corp., 3.250%, 3/30/25	1,441,400
524,000	General Electric Co. MTN, 3.450%, 5/15/24	538,635
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,148,965
1,225,000	Kansas City Southern, 3.125%, 6/1/26	1,166,699
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	1,929,042
1,402,000	Republic Services, Inc., 5.250%, 11/15/21	1,558,765
1,282,261	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	1,423,310
91,435	Sterling Equipment, 6.125%, 9/28/19	97,578
971,000	Totem Ocean Trailer Express, Inc., 6.365%, 4/15/28	1,109,322
48,493	Union Pacific Railroad Co. 2001 Pass Through Trust, 6.630%, 1/27/22	53,296
1,263,702	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	1,350,873
660,500	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	740,451
1,372,000	United Rentals North America, Inc., 5.750%, 11/15/24	1,440,600
1,398,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,540,810
1,616,000	Waste Management, Inc., 2.400%, 5/15/23	1,566,948
		26,688,736

	Financials — 8.8%
2,008,000	American Express Co., 2.650%, 12/2/22	1,977,109
1,351,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	1,517,786
2,000,000	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,996,200
2,050,000	Ford Motor Credit Co. LLC, 4.375%, 8/6/23	2,115,600
1,386,000	GE Capital International Funding Co. (Ireland), 3.373%, 11/15/25	1,408,974
1,501,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	1,539,787
1,500,000	Provident Cos., Inc., 7.000%, 7/15/18	1,611,572
1,415,232	Tagua Leasing LLC, 1.581%, 11/16/24	1,373,753
1,398,000	Torchmark Corp., 3.800%, 9/15/22	1,428,683
2,000,000	USB Capital IX, 3.500%, 10/29/49(A)(B)	1,642,500
2,000,000	Wachovia Capital Trust III, 5.570%, 3/29/49(A)(B)	1,962,600
		18,574,564

	Utilities — 5.1%
1,348,328	Bruce Mansfield Unit 1, 2007 Pass Through Trust, 6.850%, 6/1/34	404,498
550,000	California Water Service Co., 5.500%, 12/1/40	620,249
1,311,000	Commonwealth Edison Co., 5.900%, 3/15/36	1,610,529
1,780,000	Dominion Resources, Inc., 3.298%, 9/30/66(A)	1,370,600
275,000	Duke Energy Progress LLC, 6.300%, 4/1/38	354,964
1,700,000	Entergy Louisiana LLC, 4.440%, 1/15/26	1,802,262
733,137	Kiowa Power Partners LLC, 144a, 5.737%, 3/30/21	768,146
2,000,000	NextEra Energy Capital Holdings, Inc., 3.065%, 10/1/66(A)	1,681,000
1,983,000	South Carolina Electric & Gas Co., 4.600%, 6/15/43	2,084,248
		10,696,496

	Energy — 4.7%
1,000,000	Apache Corp., 3.250%, 4/15/22	1,015,702
1,253,000	Chesapeake Energy Corp., 6.625%, 8/15/20†	1,265,530
1,530,000	Newfield Exploration Co., 5.750%, 1/30/22	1,612,238
1,551,000	Petrobras Global Finance BV (Netherlands), 3.500%, 2/6/17	1,547,634
1,500,000	Petroleos Mexicanos (Mexico), 4.875%, 1/24/22	1,504,500
400,000	Spectra Energy Partners LP, 3.500%, 3/15/25	390,694
1,650,000	Tennessee Valley Authority, 4.650%, 6/15/35	1,919,204
500,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	610,618
		9,866,120

23

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 36.7% (Continued)

	Consumer Discretionary — 2.1%
$818,000	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	$784,258
674,371	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	689,545
990,000	PulteGroup, Inc., 7.875%, 6/15/32	1,098,900
1,300,000	Royal Caribbean Cruises Ltd. (Liberia), 5.250%, 11/15/22	1,389,375
466,000	Service Corp. International, 5.375%, 5/15/24	485,805
		4,447,883

	Consumer Staples — 1.8%
1,887,797	CVS Pass-Through Trust, 6.036%, 12/10/28	2,116,404
1,500,000	Kroger Co. (The), 3.850%, 8/1/23	1,557,582
		3,673,986

	Telecommunication Services — 0.8%
1,500,000	Verizon Communications, Inc., 6.000%, 4/1/41	1,722,867

	Health Care — 0.7%
1,400,000	HCA, Inc., 4.250%, 10/15/19	1,456,000
	Total Corporate Bonds	$77,126,652

	U.S. Government Agency Obligations — 23.6%
26,763	Astro Offshore Corp., 6.000%, 12/20/19	27,844
1,125,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,181,053
419,329	EJM Airport LLC, 6.271%, 5/15/20	450,624
534,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	582,884
1,642,500	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	1,644,059
2,271,000	Private Export Funding Corp., 2.450%, 7/15/24	2,212,236
6,448	Small Business Administration Participation Certificates, 6.150%, 2/1/18	6,559
235,182	Small Business Administration Participation Certificates, Ser 2001-20A, Class 1, 6.290%, 1/1/21	246,307
43,128	Small Business Administration Participation Certificates, Ser 2001-20K, Class 1, 5.340%, 11/1/21	45,422
145,820	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	154,560
131,230	Small Business Administration Participation Certificates, Ser 2003-20B, Class 1, 4.840%, 2/1/23	138,212
40,359	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	42,412
32,730	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	34,449
278,145	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	292,918
179,826	Small Business Administration Participation Certificates, Ser 2005-20B, Class 1, 4.625%, 2/1/25	189,582
138,893	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	148,221
966,912	Small Business Administration Participation Certificates, Ser 2006-20B, Class 1, 5.350%, 2/1/26	1,038,043
273,723	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	299,432
600,710	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	647,247
719,843	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	768,828
821,086	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	879,595
766,350	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	827,569
304,671	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	335,140
815,996	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	881,081
585,952	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	636,968
533,470	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	600,191
1,287,466	Small Business Administration Participation Certificates, Ser 2009-20B, Class 1, 4.760%, 2/1/29	1,381,603
1,509,754	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	1,607,544
195,717	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	207,406

24

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 23.6% (Continued)
$1,277,755	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	$1,359,731
675,186	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	730,521
1,049,436	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	1,102,609
1,073,735	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	1,133,705
1,656,638	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,704,373
933,398	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	914,827
4,344,797	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	4,248,804
1,957,575	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	1,895,967
2,659,183	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	2,720,860
2,686,047	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	2,700,884
2,065,692	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	2,059,406
3,836,044	Small Business Administration Participation Certificates, Ser 2015-20E, Class 1, 2.770%, 5/1/35	3,815,423
3,196,654	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	3,195,504
4,499,318	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	4,491,286
	Total U.S. Government Agency Obligations	$49,581,889

	U.S. Government Mortgage-Backed Obligations — 16.1%
231,216	FHLMC, Pool #A89148, 4.000%, 10/1/39	244,171
1,739,527	FHLMC, Pool #W30008, 7.645%, 5/1/25	2,056,368
211,915	FNMA, Pool #465711, 4.680%, 8/1/28	231,226
1,548,681	FNMA, Pool #469616, 3.500%, 11/1/21	1,628,148
110,532	FNMA, Pool #874210, 5.260%, 1/1/25	120,330
188,255	FNMA, Pool #888829, 5.832%, 6/1/37	207,465
279,307	FNMA, Pool #958736, 4.940%, 5/1/19	298,100
151,185	FNMA, Pool #AB1152, 4.000%, 6/1/25	159,660
298,281	FNMA, Pool #AD0101, 4.890%, 7/1/19	318,542
327,385	FNMA, Pool #AD0166, 4.840%, 8/1/19	350,037
901,897	FNMA, Pool #AD0342, 4.655%, 10/1/19	961,014
933,905	FNMA, Pool #AD0786, 4.502%, 1/1/20	995,912
447,155	FNMA, Pool #AD0910, 4.629%, 4/1/20	475,845
152,480	FNMA, Pool #AD1608, 4.000%, 2/1/25	160,987
382,600	FNMA, Pool #AE0209, 4.380%, 6/1/20	406,647
955,990	FNMA, Pool #AE0446, 4.041%, 9/1/20	1,010,484
517,728	FNMA, Pool #AE2771, 3.500%, 8/1/26	540,353
298,639	FNMA, Pool #AE8886, 3.500%, 12/1/25	311,572
205,365	FNMA, Pool #AH1519, 3.500%, 12/1/25	214,279
2,402,916	FNMA, Pool #AH8854, 4.500%, 4/1/41	2,594,830
361,081	FNMA, Pool #AI1856, 4.500%, 5/1/41	390,862
1,789,169	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,814,767
1,869,409	FNMA, Pool #AM0566, 1.940%, 9/1/19	1,876,233
2,155,651	FNMA, Pool #AP7488, 3.500%, 9/1/42	2,222,673
1,172,246	FNMA, Pool #AT0924, 2.000%, 3/1/28	1,133,307
3,281,538	FNMA, Pool #AU1628, 3.000%, 7/1/43	3,280,604
2,287,431	FNMA, Pool #AX7699, 3.500%, 2/1/45	2,345,981
2,716,750	FNMA, Pool #BC0153, 4.000%, 1/1/46	2,858,435
986,411	GNMA, Pool #5276, 3.000%, 1/20/27	1,018,455
1,377,550	GNMA, Pool #710077, 4.700%, 5/20/61	1,423,686
333,568	GNMA, Pool #751408, 4.816%, 6/20/61	356,210
570,722	GNMA, Pool #751409, 4.616%, 7/20/61	592,136
324,666	GNMA, Pool #752631, 4.500%, 10/20/40	353,273
582,438	GNMA, Pool #756686, 4.704%, 9/20/61	605,241
394,636	GNMA, Pool #757327, 4.306%, 7/20/61	406,863
	Total U.S. Government Mortgage-Backed Obligations	$33,964,696

	Municipal Bonds — 7.0%

	California — 2.3%
1,225,000	CA State City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,718,932
1,560,000	CA State East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	1,935,149
1,215,249	CA State HFA Residential Mortgage Rev, Ser A, 2.900%, 2/1/42	1,182,838
		4,836,919

	Florida — 0.5%
1,065,603	FL State HFC Rev, Homeownership Mortgage Special Project, 2.800%, 7/1/41	1,029,554

	Missouri — 0.4%
920,000	MO State Housing Development Commission, Special Homeownership Loan Program, Ser C, 2.650%, 11/1/40	887,837

25

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 7.0% (Continued)

	Ohio — 1.0%
$2,155,000	Ohio Housing Finance Agency, Ser 1, 2.650%, 11/1/41	$2,072,356

	Texas — 1.5%
1,770,000	TX State Dallas Area Rapid Transit, Build America Bonds, 5.999%, 12/1/44	2,330,718
890,000	TX State Texas Dept of Housing & Community Affairs, Ser A, 2.800%, 3/1/36	868,622
		3,199,340

	Virginia — 0.4%
933,787	VA State Housing Development Authority, Pass Thru Ser B, 2.750%, 4/25/42	908,024

	Washington — 0.9%
1,515,000	WA State of Washington, Build America Bonds Ser D, UTGO, 5.481%, 8/1/39	1,870,404
	Total Municipal Bonds	$14,804,434

	Agency Collateralized Mortgage Obligations — 7.0%
1,020,000	FREMF Mortgage Trust, Ser 2011-K702, Class B, 144a, 4.765%, 4/25/44(A)	1,050,124
1,000,000	FREMF Mortgage Trust, Ser 2012-K19, Class B, 144a, 4.173%, 5/25/45(A)	1,042,253
925,000	FREMF Mortgage Trust, Ser 2012-K706, Class B, 144a, 4.169%, 11/25/44(A)	952,518
1,035,000	FREMF Mortgage Trust, Ser 2012-K710, Class B, 144a, 3.821%, 6/25/47(A)	1,061,638
1,797,795	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, 2.160%, 5/25/36(A)	1,777,121
635,762	GNMA, Ser 2011-147, Class A, 2.174%, 7/16/38	635,616
2,692,848	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	2,661,004
1,393,777	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	1,356,283
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(A)	2,317,042
2,009,000	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(A)	1,893,755
	Total Agency Collateralized Mortgage Obligations	$14,747,354

	Commercial Mortgage-Backed Securities — 3.3%
2,435,000	Citigroup Commercial Mortgage Trust, Ser 2007-C6, Class A4, 5.711%, 12/10/49(A)	2,456,111
2,046,288	Citigroup Commercial Mortgage Trust, Ser 2008-C7, Class A4, 6.136%, 12/10/49(A)	2,087,010
505,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	273,962
2,024,162	GS Mortgage Securities Corp. II, Ser 2007-GG10, Class A4, 5.793%, 8/10/45(A)	2,036,766
	Total Commercial Mortgage-Backed Securities	$6,853,849

	U.S. Treasury Obligations — 3.0%
3,695,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/40#	1,803,441
10,429,000	U.S. Treasury Strip, Principal, 0.000%, 5/15/43#	4,556,889
	Total U.S. Treasury Obligations	$6,360,330

	Asset-Backed Securities — 2.1%
1,542,446	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,561,756
1,058,502	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	1,039,137
419,859	FPL Recovery Funding LLC, Ser 2007-A, Class A4, 5.256%, 8/1/21	438,094
1,325,000	JCP&L Transition Funding LLC, Ser 2006-A, Class A4, 5.610%, 6/5/23	1,456,917
	Total Asset-Backed Securities	$4,495,904

Shares

	Investment Funds — 0.7%
149,914	Dreyfus Government Cash Management, Institutional Shares, 0.45%∞Ω	149,914
1,298,900	Invesco Government & Agency Portfolio, Institutional Class, 0.43%**∞Ω	1,298,900
	Total Investment Funds	$1,448,814

	Total Investment Securities — 99.5%
	(Cost $212,369,410)	$209,383,922

	Other Assets in Excess of
	Liabilities — 0.5%	1,094,468

	Net Assets — 100.0%	$210,478,390

26

Touchstone Total Return Bond Fund (Unaudited) (Continued)

#	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2016.

(B)	Perpetual Bond - A Bond with no definite maturity date.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2016 was $1,252,400.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

FRESB - Freddie Mac Multifamily Securitization Small Balance Loan

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $10,920,207 or 5.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$77,126,652	$—	$77,126,652
U.S. Government Agency Obligations	—	49,581,889	—	49,581,889
U.S. Government Mortgage-Backed Obligations	—	33,964,696	—	33,964,696
Municipal Bonds	—	14,804,434	—	14,804,434
Agency Collateralized Mortgage Obligations	—	14,747,354	—	14,747,354
Commercial Mortgage-Backed Securities	—	6,853,849	—	6,853,849
U.S. Treasury Obligations	—	6,360,330	—	6,360,330
Asset-Backed Securities	—	4,495,904	—	4,495,904
Investment Funds	1,448,814	—	—	1,448,814
Total	$1,448,814	$207,935,108	$—	$209,383,922

See accompanying Notes to Portfolios of Investments.

27

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – December 31, 2016 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 36.6%

	Financials — 15.3%
$5,389,000	Air Lease Corp., 5.625%, 4/1/17	$5,436,154
2,500,000	American Express Credit Corp. MTN, 2.375%, 3/24/17	2,506,285
3,000,000	Bank of America Corp., 3.875%, 3/22/17	3,016,989
2,800,000	Bank of America Corp., 5.420%, 3/15/17	2,820,289
2,765,000	Bank of America Corp. MTN, 1.700%, 8/25/17	2,768,697
2,704,000	Bank of America NA, 6.100%, 6/15/17	2,758,978
926,000	Bear Stearns Cos. LLC (The), 5.550%, 1/22/17	927,812
800,000	Brandywine Operating Partnership LP, 5.700%, 5/1/17	810,090
400,000	Camden Property Trust, 5.700%, 5/15/17	405,958
5,000,000	Canadian Imperial Bank of Commerce/New York NY (Canada), 1.324%, 5/10/17(A)	5,007,255
1,500,000	Capital One Bank USA NA, 1.200%, 2/13/17	1,499,698
2,700,000	Capital One Bank USA NA, 1.300%, 6/5/17	2,698,080
1,800,000	Citigroup, Inc., 1.800%, 2/5/18	1,798,994
4,800,000	Credit Suisse/New York (Switzerland) MTN, 1.427%, 5/26/17(A)	4,803,686
1,250,000	DDR Corp., 7.500%, 4/1/17	1,267,224
2,712,000	Fifth Third Bancorp, 5.450%, 1/15/17	2,715,724
6,400,000	Goldman Sachs Group, Inc. (The) MTN, 1.397%, 3/29/17(A)	6,393,555
860,000	HCP, Inc., 5.625%, 5/1/17	871,430
1,340,000	Highwoods Realty LP, 5.850%, 3/15/17	1,351,330
1,790,000	Highwoods Realty LP, 7.500%, 4/15/18	1,909,735
3,200,000	HSBC Bank USA NA/New York NY, 6.000%, 8/9/17	3,284,989
1,300,000	JPMorgan Chase & Co., 6.125%, 6/27/17	1,328,465
2,800,000	Mizuho Bank Ltd. (Japan), 144a, 1.550%, 10/17/17	2,797,519
1,450,000	Morgan Stanley MTN, 6.250%, 8/28/17	1,494,021
8,685,000	Mountain Agency, Inc. (The), 1.040%, 12/1/23(A)	8,685,000
1,000,000	PNC Bank NA, 1.450%, 7/29/19	986,395
2,365,000	PNC Financial Services Group, Inc. (The), 5.625%, 2/1/17	2,372,154
500,000	Post Apartment Homes LP, 4.750%, 10/15/17	507,658
1,910,000	Progress Industrial Properties, Inc., 1.005%, 1/1/22(A)	1,910,000
865,000	Prologis LP, 4.000%, 1/15/18	882,547
2,800,000	Royal Bank of Canada/New York NY (Canada), 1.340%, 7/28/17(A)	2,803,976
2,210,000	Simon Property Group LP, 144a, 1.500%, 2/1/18	2,208,992
3,765,000	Ventas Realty LP, 1.250%, 4/17/17	3,763,249
2,600,000	XLIT Ltd. (Cayman Islands), 2.300%, 12/15/18	2,617,121
		87,410,049

	Utilities — 4.5%
650,000	CenterPoint Energy, Inc., 5.950%, 2/1/17	652,211
280,000	Commonwealth Edison Co., 6.150%, 9/15/17	289,202
1,834,000	Exelon Corp., 1.550%, 6/9/17	1,830,658
9,000,000	Jersey Central Power & Light Co., 5.650%, 6/1/17	9,140,967
5,900,000	Kentucky Power Co., 144a, 6.000%, 9/15/17	6,064,964
800,000	New York State Electric & Gas Corp., 144a, 6.150%, 12/15/17	831,078
1,400,000	NiSource Finance Corp., 5.250%, 9/15/17	1,432,241
1,178,000	Oklahoma Gas & Electric Co., 6.500%, 7/15/17	1,206,552
700,000	Oncor Electric Delivery Co. LLC, 5.000%, 9/30/17	718,461
800,000	PPL UK Distribution Holdings Ltd. / Western Power Distribution Ltd. (United Kingdom), 144a, 7.250%, 12/15/17	830,174
900,000	South Carolina Electric & Gas Co., 5.250%, 11/1/18	956,662
451,000	Southern Electric Generating Co., 144a, 2.200%, 12/1/18	455,262
1,255,000	West Penn Power Co., 144a, 5.950%, 12/15/17	1,303,300
		25,711,732

	Industrials — 4.1%
2,210,000	Caterpillar Financial Services Corp. MTN, 2.100%, 6/9/19	2,218,047
1,665,000	Crane Co., 2.750%, 12/15/18	1,685,812
1,500,000	Experian Finance PLC (United Kingdom), 144a, 2.375%, 6/15/17	1,505,282
5,182,000	GATX Corp., 1.250%, 3/4/17	5,180,575
1,550,000	Norfolk Southern Corp., 7.700%, 5/15/17	1,585,419
958,000	SBA Tower Trust, 144a, 2.898%, 10/15/19	965,270
3,555,000	SBA Tower Trust, 144a, 2.933%, 12/11/17	3,558,685
6,200,000	Temple-Inland, Inc., 6.625%, 1/15/18	6,478,306
		23,177,396

	Consumer Discretionary — 3.2%
6,250,000	Blue Hen Hotel LLC, 1.005%, 9/1/27(A)	6,250,000
1,000,000	Ford Motor Credit Co. LLC, 4.250%, 2/3/17	1,001,969
3,300,000	Hasbro, Inc., 6.300%, 9/15/17	3,409,359
1,250,000	Hyundai Capital America, 144a, 1.450%, 2/6/17	1,250,212

28

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 36.6% (Continued)

	Consumer Discretionary — (Continued)
$325,000	Hyundai Capital America, 144a, 4.000%, 6/8/17	$328,259
1,800,000	Marriott International, Inc. MD, 6.375%, 6/15/17	1,839,094
1,000,000	Newell Brands, Inc., 5.000%, 11/15/23	1,072,513
3,100,000	Volkswagen International Finance NV (Netherlands), 144a, 2.375%, 3/22/17	3,106,975
		18,258,381

	Information Technology — 2.9%
3,200,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144a, 3.480%, 6/1/19	3,266,579
2,040,000	Fidelity National Information Services, Inc., 1.450%, 6/5/17	2,040,808
4,850,000	Hewlett Packard Enterprise Co., 144a, 2.450%, 10/5/17	4,876,966
6,100,000	Lam Research Corp., 2.750%, 3/15/20	6,112,627
		16,296,980

	Health Care — 2.5%
4,800,000	Amgen, Inc., 1.296%, 5/22/17(A)	4,805,045
1,955,000	Catholic Health Initiatives, 1.600%, 11/1/17	1,963,553
7,700,000	Dignity Health, 2.637%, 11/1/19	7,767,082
		14,535,680

	Materials — 1.4%
7,900,000	Cabot Corp., 2.550%, 1/15/18	7,931,537
300,000	Domtar Corp., 10.750%, 6/1/17	310,401
		8,241,938

	Consumer Staples — 1.0%
4,370,000	Bunge Ltd. Finance Corp., 3.200%, 6/15/17	4,402,902
500,000	Reynolds American, Inc., 2.300%, 8/21/17	502,461
1,000,000	RJ Reynolds Tobacco Co., 2.300%, 8/21/17	1,004,922
		5,910,285

	Energy — 1.0%
1,800,000	BP Capital Markets PLC (United Kingdom), 1.846%, 5/5/17	1,803,915
775,000	Cameron International Corp., 1.400%, 6/15/17	774,701
800,000	Questar Pipeline LLC, 5.830%, 2/1/18	831,983
1,500,000	Ras Laffan Liquefied Natural Gas Co. (Qatar), 6.750%, 9/30/19	1,665,000
384,480	Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), 144a, 5.298%, 9/30/20	403,704
400,000	Shell International Finance BV (Netherlands), 5.200%, 3/22/17	403,273
		5,882,576

	Telecommunication Services — 0.7%
4,000,000	BellSouth LLC, 144a, 4.400%, 4/26/17	4,041,000
	Total Corporate Bonds	$209,466,017

	Asset-Backed Securities — 37.5%
1,233,768	Acis CLO, Ser 2013-2A, Class A, 144a, 1.381%, 10/14/22(A)	1,231,202
6,256,871	American Credit Acceptance Receivables Trust, Ser 2014-2, Class C, 144a, 3.590%, 3/10/20	6,297,663
1,432,285	American Credit Acceptance Receivables Trust, Ser 2015-3, Class A, 144a, 1.950%, 9/12/19	1,434,445
2,361,804	American Homes 4 Rent, Ser 2014-SFR1, Class A, 144a, 1.736%, 6/17/31(A)	2,353,428
2,557,280	AmeriCredit Automobile Receivables, Ser 2013-2, Class C, 1.790%, 3/8/19	2,560,466
3,780,000	AmeriCredit Automobile Receivables Trust, Ser 2013-4, Class C, 2.720%, 9/9/19	3,805,235
4,635,000	AmeriCredit Automobile Receivables Trust, Ser 2014-1, Class D, 2.540%, 6/8/20	4,666,841
5,562,084	Ascentium Equipment Receivables Trust, Ser 2016-1A, Class A2, 144a, 1.750%, 11/13/18	5,576,007
516,331	Bayview Financial Acquisition Trust, Ser 2004-C, Class M1, 1.731%, 5/28/44(A)	516,558
1,676,584	Black Diamond CLO Luxembourg SA, Ser 2006-1A, Class AD, 144a, 1.137%, 4/29/19(A)	1,675,940
8,108,747	BlueMountain CLO II Ltd., Ser 2006-2A, Class A1, 144a, 1.181%, 7/15/18(A)	8,096,867
3,546,105	BlueVirgo Trust, Ser 2015-1A,, 144a, 3.000%, 12/15/22	3,583,517
37,894	California Republic Auto Receivables Trust, Ser 2014-3, Class A3, 1.090%, 11/15/18	37,893
6,710,000	Capital Auto Receivables Asset Trust, Ser 2014-1, Class E, 144a, 4.090%, 9/22/22	6,842,156
5,710,000	Capital Auto Receivables Asset Trust, Ser 2014-3, Class E, 3.940%, 4/20/23	5,815,064
1,389,668	CarFinance Capital Auto Trust, Ser 2013-1A, Class B, 144a, 2.750%, 11/15/18	1,393,377
935,744	CarFinance Capital Auto Trust, Ser 2015-1A, Class A, 144a, 1.750%, 6/15/21	936,331
303,214	Carnow Auto Receivables Trust, Ser 2015-1A, Class A, 144a, 1.690%, 1/15/20	303,235
179,219	Carrington Mortgage Loan Trust, Ser 2005-OPT2, Class M2, 1.431%, 5/25/35(A)	179,145

29

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 37.5% (Continued)
$1,820,003	Cazenovia Creek Funding I LLC, Ser 2015-1A, Class A, 144a, 2.000%, 12/10/23	$1,805,215
573,876	CCG Receivables Trust, Ser 2014-1, Class A2, 144a, 1.060%, 11/15/21	573,028
8,485,000	Chrysler Capital Auto Receivables Trust, Ser 2013-BA, Class D, 144a, 2.890%, 10/15/20	8,538,509
24,130	Cifc Funding 2007-II Ltd., Ser 2007-2A, Class A1J, 144a, 1.220%, 4/15/21(A)	24,125
2,156,576	CNH Equipment Trust, Ser 2014-C, Class A3, 1.050%, 11/15/19	2,154,546
18,968	College & University Facility Loan Trust, Ser 2, Class D, 4.000%, 6/1/18	18,968
693,967	Countrywide Asset-Backed Certificates, Ser 2004-12, Class MV3, 1.746%, 3/25/35(A)	693,540
3,653,985	Credit Acceptance Auto Loan Trust, Ser 2014-2A, Class A, 144a, 1.880%, 3/15/22	3,659,079
662,503	Credit-Based Asset Servicing and Securitization LLC, Ser 2006-SC1, Class A, 144a, 1.026%, 5/25/36(A)	658,146
152,091	Dell Equipment Finance Trust, Ser 2015-1, Class A2, 144a, 1.010%, 7/24/17	152,070
2,725,000	Dell Equipment Finance Trust, Ser 2015-1, Class D, 144a, 2.840%, 9/22/20	2,729,360
4,500,000	Dell Equipment Finance Trust, Ser 2015-2, Class C, 144a, 2.750%, 9/22/20	4,523,742
1,116,852	Dell Equipment Finance Trust, Ser 2016-1, Class A1, 144a, 0.850%, 7/24/17	1,116,855
3,000,000	Dell Equipment Finance Trust, Ser 2016-1, Class A2, 144a, 1.430%, 9/24/18	3,000,479
1,082,361	Elara HGV Timeshare Issuer LLC, Ser 2014-A, Class A, 144a, 2.530%, 2/25/27	1,078,596
832,717	Exeter Automobile Receivables Trust, Ser 2015-1A, Class A, 144a, 1.600%, 6/17/19	833,118
4,450,000	First Investors Auto Owner Trust, Ser 2014-1A, Class B, 144a, 2.260%, 1/15/20	4,459,440
2,289,958	First Investors Auto Owner Trust, Ser 2016-2A, Class A1, 144a, 1.530%, 11/16/20	2,287,238
251,627	Flagship Credit Auto Trust, Ser 2013-2, Class A, 144a, 1.940%, 1/15/19	251,631
3,410,459	Flagship Credit Auto Trust, Ser 2016-3, Class A1, 144a, 1.610%, 12/15/19	3,411,518
498,655	FNA 2014-1 Trust, Ser 2014-1A, Class A, 144a, 1.296%, 12/10/22	494,292
1,839,495	FNA 2015-1 Trust, Ser 2015-1, Class A, 144a, 3.240%, 12/10/23	1,828,642
3,848,465	GLS Auto Receivables Trust, Ser 2016-1A, Class A, 144a, 2.730%, 10/15/20	3,847,523
5,836,457	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2016-1, Class A2, 144a, 1.570%, 5/21/18	5,840,199
1,102,293	Jasper CLO Ltd., Ser 2005-1A, Class C, 144a, 1.786%, 8/1/17(A)	1,102,205
789,889	Leaf Receivables Funding 11 LLC, Ser 2016-1, Class A1, 144a, 1.000%, 6/15/17	789,323
2,800,000	Leaf Receivables Funding 11 LLC, Ser 2016-1, Class A2, 144a, 1.720%, 7/15/18	2,799,627
555,968	Leaf Receivables Funding 9 LLC, Ser 2013-1, Class A4, 144a, 1.980%, 9/15/21	555,968
2,355,000	MAPS CLO Fund II Ltd., Ser 2007-2A, Class B, 144a, 1.781%, 7/20/22(A)	2,305,531
241,667	MMAF Equipment Finance LLC, Ser 2012-AA, Class A4, 144a, 1.350%, 10/10/18	241,641
2,558,925	Morgan Stanley ABS Capital I, Inc. Trust, Ser 2006-NC1, Class A4, 1.056%, 12/25/35(A)	2,517,709
4,503,234	Navitas Equipment Receivables LLC, Ser 2016-1, Class A1, 144a, 1.100%, 9/15/17	4,503,261
6,600,000	Navitas Equipment Receivables LLC, Ser 2016-1, Class A2, 144a, 2.200%, 6/15/21	6,591,500
3,908,691	OneMain Direct Auto Receivables Trust, Ser 2016-1A, Class A, 144a, 2.040%, 1/15/21	3,915,291
2,411,963	Orange Lake Timeshare Trust, Ser 2012-AA, Class A, 144a, 3.450%, 3/10/27	2,426,194
1,113,680	Orange Lake Timeshare Trust, Ser 2014-AA, Class A, 144a, 2.290%, 7/9/29	1,099,662
463,225	Park Place Securities, Inc. Asset Backed Pass Through Certificates, Ser 2005-WHQ3, Class M2, 1.431%, 6/25/35(A)	462,679
572,107	Prestige Auto Receivables Trust, Ser 2014-1A, Class A3, 144a, 1.520%, 4/15/20	572,367
132,525	RAMP Trust, Ser 2003-RZ3, Class A6, 3.900%, 3/25/33(B)	134,531
145,169	Santander Drive Auto Receivables Trust, Ser 2012-AA, Class C, 144a, 1.780%, 11/15/18	145,241

30

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 37.5% (Continued)
$4,790,000	Santander Drive Auto Receivables Trust, Ser 2012-AA, Class D, 144a, 2.460%, 12/17/18	$4,821,633
1,622,062	Santander Drive Auto Receivables Trust, Ser 2013-1, Class C, 1.760%, 1/15/19	1,623,375
200,000	Santander Drive Auto Receivables Trust, Ser 2013-1, Class D, 2.270%, 1/15/19	200,790
2,537,900	Santander Drive Auto Receivables Trust, Ser 2013-2, Class C, 1.950%, 3/15/19	2,541,876
9,200,000	Santander Drive Auto Receivables Trust, Ser 2014-1, Class E, 3.920%, 5/17/21	9,343,229
2,340,000	Santander Drive Auto Receivables Trust, Ser 2015-1, Class B, 1.970%, 11/15/19	2,344,909
1,415,488	Schiller Park CLO Ltd., Ser 2007-1A, Class A2, 144a, 1.122%, 4/25/21(A)	1,415,280
571,952	Sierra Timeshare Receivables Funding LLC, Ser 2012-1A, Class A, 144a, 2.840%, 11/20/28	572,225
2,787,893	Sierra Timeshare Receivables Funding LLC, Ser 2012-3A, Class A, 144a, 1.870%, 8/20/29	2,770,293
1,277,139	Sierra Timeshare Receivables Funding LLC, Ser 2013-1A, Class A, 144a, 1.590%, 11/20/29	1,270,858
2,358,868	Sierra Timeshare Receivables Funding LLC, Ser 2013-3A, Class A, 144a, 2.200%, 10/20/30	2,358,104
975,453	Sierra Timeshare Receivables Funding LLC, Ser 2014-1A, Class A, 144a, 2.070%, 3/20/30	968,863
733,245	Sierra Timeshare Receivables Funding LLC, Ser 2014-2A, Class A, 144a, 2.050%, 6/20/31	731,903
2,000,674	Sierra Timeshare Receivables Funding LLC, Ser 2014-3A, Class A, 144a, 2.300%, 10/20/31	1,997,361
2,256,380	Sierra Timeshare Receivables Funding LLC, Ser 2015-2A, Class A, 144a, 2.430%, 6/20/32	2,254,022
1,830,000	Stoney Lane Funding I Corp., Ser 2007-1A, Class B, 144a, 1.580%, 4/18/22(A)	1,786,757
2,101,840	Tidewater Auto Receivables Trust, Ser 2016-AA, Class A2, 144a, 2.300%, 9/15/19	2,102,098
3,667,116	United Auto Credit Securitization Trust, Ser 2016-2, Class A, 144a, 1.670%, 9/10/18	3,670,211
3,553,563	Welk Resorts LLC, Ser 2013-AA, Class A, 144a, 3.100%, 3/15/29	3,558,524
1,210,523	Westgate Resorts LLC, Ser 2013-1A, Class A, 144a, 2.250%, 8/20/25	1,209,944
2,327,410	Westgate Resorts LLC, Ser 2015-1A, Class A, 144a, 2.750%, 5/20/27	2,307,293
6,094,683	Westgate Resorts LLC, Ser 2016-1A, Class A, 144a, 3.500%, 12/20/28	6,071,671
5,161,892	Westlake Automobile Receivables Trust, Ser 2014-2A, Class C, 144a, 2.240%, 4/15/20	5,170,728
1,221,462	Westlake Automobile Receivables Trust, Ser 2015-2A, Class A2A, 144a, 1.280%, 7/16/18	1,221,375
612,971	Westlake Automobile Receivables Trust, Ser 2016-1A, Class A2A, 144a, 1.820%, 1/15/19	614,015
3,160,539	Westlake Automobile Receivables Trust, Ser 2016-1A, Class A2B, 144a, 1.754%, 1/15/19(A)	3,167,578
5,365,000	Westlake Automobile Receivables Trust, Ser 2016-2A, Class A2, 144a, 1.570%, 6/17/19	5,369,698
1,731,620	Westwood CDO II Ltd., Ser 2007-2A, Class A1, 144a, 1.102%, 4/25/22(A)	1,730,970
	Total Asset-Backed Securities	$214,643,542

	Commercial Mortgage-Backed Securities — 8.7%
6,404,164	BAMLL Re-REMIC Trust, Ser 2014-FRR7, Class A, 144a, 3.006%, 10/26/44(A)	6,398,516
4,073,649	CD Mortgage Trust, Ser 2006-CD3, Class AM, 5.648%, 10/15/48	4,097,821
5,645,000	CDGJ Commercial Mortgage Trust, Ser 2014-BXCH, Class B, 144a, 2.389%, 12/15/27(A)	5,652,086
5,042,000	COMM Mortgage Trust, Ser 2016-SAVA, Class A, 144a, 2.424%, 10/15/34(A)	5,065,726
316,946	DBRR Trust, Ser 2013-EZ3, Class A, 144a, 1.636%, 12/18/49(A)	316,648
1,108,930	DBUBS Mortgage Trust, Ser 2011-LC2A, Class A1FL, 144a, 2.014%, 7/12/44(A)	1,123,043
7,373,536	EQTY Mortgage Trust, Ser 2014-INNS, Class A, 144a, 1.499%, 5/8/31(A)	7,373,534
37,209	FDIC Guaranteed Notes, Ser 2010-C1, Class A, 144a, 2.980%, 12/6/20	37,523
4,965,000	Hyatt Hotel Portfolio Trust, Ser 2015-HYT, Class A, 144a, 1.954%, 11/15/29(A)	4,980,503
6,050,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2014-INN, Class D, 144a, 3.054%, 6/15/29(A)	5,993,880
2,699,702	PFP Ltd., Ser 2015-2, Class A, 144a, 2.157%, 7/14/34(A)	2,697,070

31

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 8.7% (Continued)
$15,712,495	UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Class XA, 144a, 2.266%, 1/10/45(A)(C)	$1,375,134
5,000,000	Wells Fargo Commercial Mortgage Trust, Ser 2014-TISH, Class B, 144a, 2.054%, 2/15/27(A)	5,019,627
	Total Commercial Mortgage-Backed Securities	$50,131,111

	U.S. Government Mortgage-Backed Obligations — 6.7%
146,321	FHLMC, Pool #1B1580, 3.086%, 3/1/34(A)	154,576
152,841	FHLMC, Pool #1B2629, 3.250%, 11/1/34(A)	162,610
451,136	FHLMC, Pool #1B7189, 3.627%, 3/1/36(A)	481,187
128,186	FHLMC, Pool #1G1471, 2.763%, 1/1/37(A)	136,540
810,161	FHLMC, Pool #1H1354, 2.791%, 11/1/36(A)	858,505
88,642	FHLMC, Pool #1H2524, 2.806%, 8/1/35(A)	93,617
452,870	FHLMC, Pool #1J1813, 3.175%, 8/1/37(A)	480,149
310,582	FHLMC, Pool #1K1238, 2.779%, 7/1/36(A)	327,935
185,699	FHLMC, Pool #1L0087, 2.755%, 6/1/35(A)	195,799
387,013	FHLMC, Pool #1L0147, 2.803%, 7/1/35(A)	410,732
262,629	FHLMC, Pool #1L1288, 2.823%, 5/1/36(A)	277,604
227,549	FHLMC, Pool #1Q0080, 2.921%, 1/1/36(A)	240,938
499,750	FHLMC, Pool #1Q0119, 3.077%, 9/1/36(A)	530,872
1,039,674	FHLMC, Pool #1Q0187, 3.106%, 12/1/36(A)	1,101,056
659,764	FHLMC, Pool #1Q0339, 3.070%, 4/1/37(A)	700,461
172,055	FHLMC, Pool #1Q0669, 2.904%, 11/1/37(A)	180,714
649,402	FHLMC, Pool #1Q1303, 2.795%, 11/1/36(A)	687,919
780,744	FHLMC, Pool #781515, 2.824%, 4/1/34(A)	823,290
338,112	FHLMC, Pool #782760, 2.787%, 11/1/36(A)	358,361
296,101	FHLMC, Pool #847795, 2.777%, 4/1/35(A)	312,673
175,223	FHLMC, Pool #848088, 2.758%, 4/1/35(A)	185,344
557,085	FHLMC, Pool #848539, 2.827%, 4/1/37(A)	595,391
1,447,232	FHLMC, Pool #848583, 2.827%, 1/1/36(A)	1,527,086
19,873	FHLMC, Pool #A92646, 5.500%, 6/1/40	22,577
19,008	FHLMC, Pool #C03505, 5.500%, 6/1/40	21,102
70,792	FHLMC, Pool #C66916, 7.000%, 5/1/32	79,649
15,301	FHLMC, Pool #D94598, 6.500%, 4/1/21	16,265
61,348	FHLMC, Pool #G01840, 5.000%, 7/1/35	67,441
677,246	FHLMC, Pool #G11769, 5.000%, 10/1/20	703,017
434,240	FHLMC, Pool #G11773, 5.000%, 10/1/20	453,159
3,172	FHLMC, Pool #G30085, 7.500%, 10/1/17	3,192
226,664	FHLMC, Pool #J10895, 4.000%, 10/1/19	232,547
193,893	FNMA, Pool #254868, 5.000%, 9/1/33	212,394
90,453	FNMA, Pool #256272, 5.500%, 6/1/26	100,455
155,986	FNMA, Pool #256852, 6.000%, 8/1/27	176,542
33,696	FNMA, Pool #323832, 7.500%, 7/1/29	39,236
2,578	FNMA, Pool #334593, 7.000%, 5/1/24	2,802
171,715	FNMA, Pool #555380, 2.735%, 4/1/33(A)	179,828
59,572	FNMA, Pool #665773, 7.500%, 6/1/31	61,380
117,370	FNMA, Pool #679742, 3.032%, 1/1/40(A)	121,167
81,381	FNMA, Pool #681842, 2.677%, 2/1/33(A)	85,525
164,010	FNMA, Pool #681898, 2.700%, 4/1/33(A)	171,597
204,487	FNMA, Pool #725245, 2.568%, 2/1/34(A)	215,358
213,624	FNMA, Pool #725424, 5.500%, 4/1/34	239,621
1,311,429	FNMA, Pool #725490, 2.730%, 4/1/34(A)	1,402,100
87,591	FNMA, Pool #735439, 6.000%, 9/1/19	89,962
37,924	FNMA, Pool #735484, 5.000%, 5/1/35	41,475
161,308	FNMA, Pool #735539, 2.793%, 4/1/35(A)	170,090
87,595	FNMA, Pool #743207, 2.914%, 10/1/33(A)	91,457
64,115	FNMA, Pool #745467, 3.078%, 4/1/36(A)	67,585
68,986	FNMA, Pool #745790, 2.678%, 8/1/36(A)	72,544
420,512	FNMA, Pool #761411, 4.500%, 5/1/19	432,178
117,198	FNMA, Pool #784365, 2.799%, 5/1/34(A)	122,586
251,504	FNMA, Pool #791978, 2.467%, 9/1/34(A)	261,952
90,685	FNMA, Pool #804001, 2.721%, 10/1/34(A)	95,302

32

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 6.7% (Continued)
$57,064	FNMA, Pool #809897, 2.829%, 3/1/35(A)	$60,627
237,452	FNMA, Pool #813170, 2.539%, 1/1/35(A)	249,271
1,277,522	FNMA, Pool #815323, 2.530%, 1/1/35(A)	1,334,125
255,781	FNMA, Pool #820364, 2.197%, 4/1/35(A)	264,157
641,671	FNMA, Pool #827787, 2.788%, 5/1/35(A)	666,132
86,027	FNMA, Pool #828480, 2.980%, 6/1/35(A)	91,349
156,187	FNMA, Pool #839239, 3.010%, 9/1/35(A)	164,910
119,151	FNMA, Pool #888179, 2.827%, 2/1/37(A)	126,160
80,089	FNMA, Pool #888548, 2.770%, 5/1/35(A)	84,710
132,395	FNMA, Pool #889060, 6.000%, 1/1/38	152,154
123,914	FNMA, Pool #889061, 6.000%, 1/1/38	143,541
7,792	FNMA, Pool #889382, 5.500%, 4/1/38	8,815
464,018	FNMA, Pool #922674, 2.998%, 4/1/36(A)	495,115
229,161	FNMA, Pool #931676, 5.500%, 1/1/19	235,705
211,781	FNMA, Pool #950385, 1.879%, 8/1/37(A)	217,243
70,207	FNMA, Pool #960376, 5.500%, 12/1/37	78,565
15,707	FNMA, Pool #995284, 5.500%, 3/1/20	15,887
561,103	FNMA, Pool #AA1150, 4.000%, 4/1/23	577,964
12,322	FNMA, Pool #AD0941, 5.500%, 4/1/40	14,054
96,606	FNMA, Pool #AE0363, 5.000%, 7/1/37	106,061
298,198	FNMA, Pool #AE0727, 4.000%, 10/1/20	306,953
134,043	FNMA, Pool #AE5441, 5.000%, 10/1/40	146,203
216,541	FNMA, Pool #AI6588, 4.000%, 7/1/26	228,673
227,059	FNMA, Pool #AI8506, 4.000%, 8/1/26	239,917
217,505	FNMA, Pool #AL0211, 5.000%, 4/1/41	238,319
36,488	FNMA, Pool #AL0302, 5.000%, 4/1/24	38,987
1,383,713	FNMA, Pool #AL0478, 3.007%, 4/1/36(A)	1,466,562
360,655	FNMA, Pool #AL0543, 5.000%, 7/1/41	395,682
200,929	FNMA, Pool #AL1105, 4.500%, 12/1/40	217,942
89,029	FNMA, Pool #AL2591, 5.500%, 5/1/38	94,779
894,065	FNMA, Pool #AL5275, 2.599%, 9/1/37(A)	917,647
4,432,330	FNMA, Pool #AL7396, 2.698%, 2/1/37(A)	4,626,019
13,378	GNMA, Pool #344233, 8.000%, 2/15/23	14,445
61,251	GNMA, Pool #345123, 8.000%, 12/15/23	66,810
6,567	GNMA, Pool #569337, 6.500%, 4/15/22	7,024
16,373	GNMA, Pool #780322, 8.000%, 11/15/22	18,114
239	GNMA, Pool #780327, 8.000%, 11/15/17	240
633,911	GNMA, Pool #80826, 2.000%, 2/20/34(A)	658,238
285,258	GNMA, Pool #80889, 2.125%, 4/20/34(A)	295,737
486,891	GNMA, Pool #81016, 2.125%, 8/20/34(A)	507,120
1,236	GNMA, Pool #814, 8.000%, 8/20/17	1,242
1,041,834	GNMA, Pool #82760, 2.000%, 3/20/41(A)	1,077,233
1,731	GNMA, Pool #8426, 3.000%, 11/20/18(A)	1,739
1,021,914	GNMA, Pool #MA2392, 2.000%, 11/20/44(A)	1,055,012
3,603,896	GNMA, Pool #MA2466, 2.000%, 12/20/44(A)	3,722,542
	Total U.S. Government Mortgage-Backed Obligations	$38,305,168

	Municipal Bonds — 3.8%

	California — 0.9%
2,340,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC: City National Bank), 144a, 1.150%, 9/1/41	2,340,000
730,000	CA St Infrastructure & Economic Dev Bank, Txbl Studio Moulding, Ser B, (LOC: Comerica Bank), 2.000%, 12/1/28	730,000
110,000	CA St Infrastructure & Economic Dev Bank, Txbl Tobinworld Pj, Ser B, (LOC: Comerica Bank), 2.000%, 11/1/36	110,000
1,885,000	CA St Infrastructure & Economic Dev Bank, Variable Canyon Plastics Inc P, (LOC: Bank Of West (The), 0.980%, 12/1/39	1,885,000
		5,065,000

	Connecticut — 0.1%
425,000	State of Connecticut, Ser A, UTGO, 1.640%, 5/15/18(A)	426,194

	Florida — 0.9%
5,000,000	State Brd of Admin Fin Corp., Txbl Ser A, 2.163%, 7/1/19	5,040,450

	Massachusetts — 0.8%
4,450,000	MA St Edu Fin Auth, Ser B 1, 2.522%, 1/1/31(A)	4,450,000

	Minnesota — 0.4%
1,000,000	Saint Paul MN Hsg & Redev Auth, Txbl Ref Healthpartners Oblig, 1.400%, 7/1/17	1,000,990
1,095,000	Saint Paul MN Hsg & Redev Auth, Txbl Ref Healthpartners Oblig, 1.838%, 7/1/18	1,097,157
		2,098,147

33

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 3.8% (Continued)

	New Mexico — 0.0%
$30,000	New Mexico Educational Assistance Foundation, 1.581%, 12/1/28(A)	$30,003

	New York — 0.6%
3,600,000	Brookhaven NY IDA, Variable Intercounty Asso, (LOC: Capital One NA), 0.890%, 1/1/25	3,600,000

	South Carolina — 0.1%
535,000	Spartanburg SC Wtrwks Rev, Txbl Ref Sys Ser B, 1.519%, 12/1/17	536,188
280,000	Spartanburg SC Wtrwks Rev, Txbl Ref Sys Ser B, 1.785%, 12/1/18	281,067
		817,255
	Total Municipal Bonds	$21,527,049

	Non-Agency Collateralized Mortgage Obligations — 3.3%
3,111,401	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 2.816%, 4/25/33(A)††	3,101,076
365,308	Bear Stearns ARM Trust, Ser 2004-1, Class 13A3, 3.285%, 4/25/34(A)††	353,580
249,916	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)††	256,238
88,904	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	88,334
898,369	CSMC Trust, Ser 2012-CIM1, Class A1, 144a, 3.380%, 2/25/42(A)	901,149
86,701	FDIC Structured Sale Guaranteed Notes, Ser 2010-S3, Class A, 144a, 2.740%, 12/3/20	87,178
203,707	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 2.994%, 6/25/36(A)	182,160
22,375	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, 3.266%, 12/25/32(A)	22,093
248,708	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 2.942%, 12/25/34(A)	244,771
1,890,770	Mill City Mortgage Trust, Ser 2015-1, Class A1, 144a, 2.230%, 6/25/56(A)	1,893,823
1,107,708	People's Choice Home Loan Securities Trust Series, Ser 2005-1, Class M3, 1.454%, 1/25/35(A)	1,108,988
1,052,170	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.314%, 2/25/37(A)	876,079
5,239,637	Springleaf Mortgage Loan Trust, Ser 2013-3A, Class A, 144a, 1.870%, 9/25/57(A)	5,234,894
3,512,635	Towd Point Mortgage Trust, Ser 2015-4, Class A1B, 144a, 2.750%, 4/25/55(A)	3,522,786
228,777	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-G, Class A1, 2.895%, 6/25/33(A)	229,251
529,757	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-M, Class A1, 3.000%, 12/25/33(A)	529,626
	Total Non-Agency Collateralized Mortgage Obligations	$18,632,026

	U.S. Government Agency Obligations — 1.3%
5,000,000	Overseas Private Investment Corp., 0.670%, 7/20/22(A)	5,000,000
2,100,000	Overseas Private Investment Corp., 0.700%, 10/15/33(A)	2,100,000
31,190	Small Business Administration Participation Certificates, Ser 2002-20A, Class 1, 6.140%, 1/1/22	33,162
39,672	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	41,526
205,681	Small Business Administration Pools, 0.900%, 1/25/26(A)	205,200
167,211	Small Business Administration Pools, 1.000%, 4/25/28(A)	167,216
	Total U.S. Government Agency Obligations	$7,547,104

	Agency Collateralized Mortgage Obligations — 0.7%
125,311,747	FHLMC Multifamily Structured Pass Through Certificates, Ser K504 Class X1, 0.223%, 9/25/20(A)(C)	725,856
43,685	FHLMC REMIC, Ser 2510 Class TA, 4.000%, 6/15/32	44,662
462,639	FHLMC REMIC, Ser 2770 Class FH, 1.104%, 3/15/34(A)	462,759
110,766	FHLMC REMIC, Ser 3414 Class MB, 4.250%, 12/15/19	112,882
65,149	FHLMC REMIC, Ser 4459 Class NG, 6.500%, 10/15/24	65,654
266,322	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	269,924
92,629	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	97,909
85,443	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	88,912
373,466	FNMA REMIC, Ser 2003-81, Class FE, 1.256%, 9/25/33(A)	374,924
50,009	FNMA REMIC, Ser 2008-35, Class IO, 4.500%, 4/25/23(C)	566
122,249	FNMA REMIC, Ser 2010-13, Class WD, 4.250%, 3/25/25	125,566

34

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage Obligations — 0.7% (Continued)
$10,544	FNMA REMIC, Ser 2010-54, Class NA, 4.500%, 10/25/39	$10,579
96,152	FNMA REMIC, Ser 2011-52, Class AH, 2.750%, 10/25/18	96,898
372,469	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	360,907
142,031	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 6.114%, 2/25/32(B)	172,325
151,598	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	162,902
15,228,153	GNMA, Ser 2011-142, Class IO, 0.726%, 9/16/46(A)(C)	405,644
82,217	GNMA, Ser 2011-161, Class A, 1.738%, 1/16/34	82,187
121,884	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	123,798
4,720,991	GNMA, Ser 2011-78, Class IX, 0.301%, 8/16/46(A)(C)	129,925
234,207	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	229,533
	Total Agency Collateralized Mortgage Obligations	$4,144,312

	Commercial Paper — 1.4%
8,300,000	MDU Resourses Group, Inc., 0.900%, 1/3/17(D)	8,299,170

Shares

	Investment Fund — 0.0%
90,860	Dreyfus Government Cash Management, Institutional Shares, 0.45%¥W	90,860

	Total Investment Securities —100.0%
	(Cost $573,386,495)	$572,786,359

	Other Assets in Excess of Liabilities — 0.0%	78,254

	Net Assets — 100.0%	$572,864,613

(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2016.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of December 31, 2016.

(C)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(D)	Rate reflects yield at the time of purchase.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

¥	Open-End Fund.

Ω	Represents the 7-day SEC yield as of December 31, 2016.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

CDO - Collateralized Debt Obligations

CLO - Collateralized Loan Obligations

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDA - Industrial Development Agency

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $272,833,529 or 47.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

35

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$209,466,017	$—	$209,466,017
Asset-Backed Securities	—	214,643,542	—	214,643,542
Commercial Mortgage-Backed Securities	—	50,131,111	—	50,131,111
U.S. Government Mortgage-Backed Obligations	—	38,305,168	—	38,305,168
Municipal Bonds	—	21,527,049	—	21,527,049
Non-Agency Collateralized Mortgage Obligations	—	18,632,026	—	18,632,026
U.S. Government Agency Obligations	—	7,547,104	—	7,547,104
Agency Collateralized Mortgage Obligations	—	4,144,312	—	4,144,312
Commercial Paper	—	8,299,170	—	8,299,170
Investment Fund	90,860	—	—	90,860
Total	$90,860	$572,695,499	$—	$572,786,359

See accompanying Notes to Portfolios of Investments.

36

Notes to Portfolios of Investments

December 31, 2016 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of December 31, 2016, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended December 31, 2016.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended December 31, 2016, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the Emerging Markets Small Cap Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates

37

Notes to Portfolios of Investments (Unaudited) (Continued)

market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment companies—The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short— The Funds engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would realize a gain if the price of the security declines between those dates. As of December

38

Notes to Portfolios of Investments (Unaudited) (Continued)

31, 2016, the Arbitrage Fund and Merger Arbitrage Fund held securities sold short with a fair value of $43,218,399 and $40,650,199, respectively, and had securities with a fair value of $49,431,500 and $43,579,556, respectively, held as collateral and cash collateral of $39,003,760 and $21,986,200, respectively, for both securities sold short and written options.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of December 31, 2016, the Arbitrage Fund and Merger Arbitrage Fund held written options with a fair value of $140,960 and $139,800, respectively, and had securities with a fair value of $49,431,500 and $43,579,556, respectively, held as collateral and cash collateral of $39,003,760 and $21,986,200, respectively, for both securities sold short and written options. The Arbitrage Fund and Merger Arbitrage Fund also held purchased options with a fair value of $110,194 and $110,494, respectively, as of December 31, 2016.

Warrants — The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

39

Notes to Portfolios of Investments (Unaudited) (Continued)

Forward foreign currency contracts— A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended December 31, 2016, the Arbitrage Fund and Merger Arbitrage Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.

Real Estate Investment Trust — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Master Limited Partnership — The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Pay-In-Kind (“PIK”) Bonds — PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of December 31, 2016:

40

Notes to Portfolios of Investments (Unaudited) (Continued)

	Fair Value of Derivative Investments As of December 31, 2016
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Arbitrage Fund	Purchased Options-Equity Contracts*	$110,194	$—
	Written Options-Equity Contracts*	—	(140,960)
	Forward Foreign Currency Contracts*	—	(40,613)
Merger Arbitrage Fund	Purchased Options- Equity contracts*	110,494	—
	Written Options-Equity Contracts*	—	(139,800)
	Forward Foreign Currency Contracts*	—	(30,460)

*	Amounts for Purchased and Written Options represent market value. Amounts for Forward Foreign Currency Contracts represent unrealized depreciation.

For the period ended December 31, 2016, the average quarterly balance of outstanding derivative financial instruments were as follows:

		Merger
	Arbitrage	Arbitrage
	Fund	Fund
Equity contracts:
Purchased Options - Cost	$125,516	$137,229
Written Options - Premiums received	$111,418	$124,373
Forward foreign currency contracts:
Average number of contracts	2	2
Average U.S. dollar amount purchased	$2,160,000	$1,620,000
Average U.S. dollar amount sold	$4,287,690	$4,646,102

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of December 31, 2016, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received	Net Amount
Emerging Markets Small Cap Fund	Common Stocks	$148,223	$158,096	$9,873
Mid Cap Fund	Common Stocks	27,030,342	27,572,087	541,745
Mid Cap Value Fund	Common Stocks	9,739,897	10,011,227	271,330
Sands Capital Select Growth Fund	Common Stocks	18,832,883	19,352,358	519,475
Small Cap Fund	Common Stocks	69,140,549	71,092,508	1,951,959
Small Cap Value Fund	Common Stocks	4,557,577	5,395,623	838,046
	Exchange Traded Fund	2,099,767	2,342,400	242,633
Total Small Cap Value Fund		6,657,344	7,738,023	1,080,679
Total Return Bond Fund	Corporate Bond	1,252,400	1,298,900	46,500

*	The remaining contractual maturity is overnight for all securities.

41

Notes to Portfolios of Investments (Unaudited) (Continued)

All cash collateral is received, held and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of December 31, 2016, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Arbitrage Fund	$181,063,901	$4,657,186	$(1,717,620)	$2,939,566
Emerging Markets Small Cap Fund	7,486,498	526,415	(568,022)	(41,607)
Merger Arbitrage Fund	218,858,651	4,560,423	(1,755,538)	2,804,885
Mid Cap Fund	644,302,621	125,896,966	(24,271,888)	101,625,078
Mid Cap Value Fund	486,102,530	91,069,204	(13,207,175)	77,862,029
Premium Yield Equity Fund	130,842,498	20,721,139	(6,278,642)	14,442,497
Sands Capital Select Growth Fund	1,425,958,432	1,046,961,562	(49,491,415)	997,470,147
Small Cap Fund	495,959,023	168,864,824	(6,588,925)	162,275,899
Small Cap Value Fund	198,650,498	22,793,530	(6,039,056)	16,754,474
Total Return Bond Fund	212,369,410	1,921,825	(4,907,313)	(2,985,488)
Ultra Short Duration Fixed Income Fund	573,386,495	1,440,373	(2,040,509)	(600,136)

42

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Funds Group Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	2/17/2017

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	2/17/2017

* Print the name and title of each signing officer under his or her signature.